DEAR SHAREHOLDERS,
                                                                    June 7, 2002

      The six months ended April 30 were a roller-coaster in the markets. The Dow opened on November 1, 2001 at 9075 and closed on April 30, 2002 at 9946, while the Nasdaq began at 1690 and closed on April 30, 2002 at 1688. The Dow recovered from the lows it reached in the aftermath of September 11; the Nasdaq's performance was less impressive. Both indices are essentially flat since September, and are in fact largely where they stood in 1998. After a volatile run-up and an equally volatile decline, especially in the technology sector, we are now in a narrow trading range, and we expect that to continue for some time.

      The last quarter of 2001 was a difficult one for the economy and for the country. The economy had already entered a recession in the summer, but the events of September 11 pushed the markets far lower and raised serious concerns about the future. For much of the fall and into winter, people were focused on national security and the war on terrorism. While the markets staged a rally towards year end, the economy remained stagnant, saved only by a sudden influx of emergency federal spending, very low interest rates, and the stimulating effects of the tax cut.

      The first quarter of 2002 showed signs that the recession was coming to a swift end and that the economic downturn would be far less severe than some had feared. The recession was largely the result of a halt in business spending and the need for companies to eliminate excess inventories. Consumers, who make up more than two-thirds of America's $10 trillion economy, continued to spend during this period, with personal consumption expenditures growing steadily at a year-over-year rate of more than 3%. Consumers took advantage of low interest rates to purchase cars, refinance home mortgages, and buy consumer goods, which meant that the recession was never particularly steep. Housing starts and home sales remained high, and retail sales remained steady. As a result of the inventory draw-down and government spending, the economy actually grew at an annual rate of 5.6% in the first quarter of 2002, while productivity showed remarkable gains of 8.6%, in part due to increased efficiency brought about by the widespread integration of information technologies.

      Going forward, the economic outlook is positive. The overwhelming majority of economic data suggests that the recession is over, and that the economy is growing at an estimated rate of about 3% a year, which is less than the heady days of the late 1990s, but very healthy nonetheless. The equity markets and Wall Street in general, however, have been marching to the beat of a different drum and focusing instead on the negatives, which include an unstable international situation and less spectacular corporate earnings than in past years. While the Wall Street mentality and economic reality may diverge for a while, in the end the stock market is a reflection of the economy and what companies are doing. Corporate America has become more efficient and more productive and the overall economy is healthy; sooner rather than later, the stock market will reflect that fact. At Alger, we remain committed to identifying those companies that continue to carve out new markets and that innovatively recreate their businesses so that they can grow rapidly. This is a challenging market, no doubt, but one that can reward those who identify the best growth companies and invest in them.

      Respectfully submitted,


      /s/ Dan C. Chung
      -----------------------
      Dan C. Chung
      Chief Investment Officer

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Alger LargeCap Growth Portfolio:
                  Schedule of Investments .................................    4
                  Financial Highlights ....................................    6
Alger Small Capitalization Portfolio:
                  Schedule of Investments .................................    9
                  Financial Highlights ....................................   12
Alger Balanced Portfolio:
                  Schedule of Investments .................................   15
                  Financial Highlights ....................................   18
Alger MidCap Growth Portfolio:
                  Schedule of Investments .................................   21
                  Financial Highlights ....................................   23
Alger Capital Appreciation Portfolio:
                  Schedule of Investments .................................   26
                  Financial Highlights ....................................   28
Alger Money Market Portfolio:
                  Schedule of Investments .................................   31
                  Financial Highlights ....................................   32
Statements of Assets and Liabilities ......................................   33
Statements of Operations ..................................................   34
Statements of Changes in Net Assets .......................................   35
Notes to Financial Statements .............................................   37

                                                                             -4-
THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002


Common Stocks--96.0%                                    Shares         Value
                                                        ------         -----
AEROSPACE & DEFENSE--2.0%
General Dynamics Corporation ...............           161,400      $ 15,670,326
                                                                    ------------
AUTOMOTIVE--.8%
General Motors Corporation .................            91,955         5,898,913
                                                                    ------------
BANKS--1.1%
Fifth Third Bancorp ........................           120,550         8,268,525
                                                                    ------------
BEVERAGES--1.6%
Anheuser-Busch Companies, Inc. .............           236,400        12,529,200
                                                                    ------------
BIOTECHNOLOGY--1.2%
Immunex Corporation*+ ......................           340,700         9,246,598
                                                                    ------------
BUSINESS SERVICES--1.9%
Siebel Systems, Inc.* ......................           624,200        15,099,398
                                                                    ------------
COMMERCIAL SERVICES &
  SUPPLIES--7.5%
Cendant Corporation*+ ......................           464,200         8,350,958
Concord EFS, Inc.* .........................           423,695        13,808,220
eBay Inc.*+ ................................           460,900        24,473,790
First Data Corporation .....................           143,525        11,408,802
                                                                    ------------
                                                                      58,041,770
                                                                    ------------
COMMUNICATION
  EQUIPMENT--.4%
Cisco Systems, Inc.* .......................           234,500         3,435,425
                                                                    ------------
COMPUTERS &
  PERIPHERALS--5.2%
Dell Computer Corporation* .................           748,875        19,725,368
Sun Microsystems, Inc.* ....................         2,551,650        20,872,497
                                                                    ------------
                                                                      40,597,865
                                                                    ------------
CONSUMER PRODUCTS--2.6%
NIKE, Inc. Cl. B ...........................            73,510         3,920,288
Procter & Gamble Company (The) .............           182,700        16,490,502
                                                                    ------------
                                                                      20,410,790
                                                                    ------------
DEFENSE--2.0%
Lockheed Martin Corporation ................           253,500        15,945,150
                                                                    ------------
DIVERSIFIED FINANCIALS--4.1%
Capital One Financial Corporation+ .........           131,200         7,857,568
Citigroup Inc. .............................           168,788         7,308,520
Federal Home Loan Mortgage
  Corporation ..............................           117,325         7,667,189
J.P. Morgan Chase & Co. ....................           265,740         9,327,474
                                                                    ------------
                                                                      32,160,751
                                                                    ------------
ELECTRIC UTILITIES--1.5%
Duke Energy Corporation ....................           310,200        11,889,966
                                                                    ------------
ENERGY EQUIPMENT &
  SERVICES--1.1%
Nabors Industries, Inc.*+ ..................           180,045      $  8,201,050
                                                                    ------------
HEALTHCARE EQUIPMENT &
  SUPPLIES--5.4%
Baxter International Inc. ..................           400,510        22,789,019
Medtronic, Inc. ............................           430,300        19,230,107
                                                                    ------------
                                                                      42,019,126
                                                                    ------------
HEALTHCARE PROVIDERS &
  SERVICES--5.1%
Tenet Healthcare Corporation* ..............           266,025        19,518,254
UnitedHealth Group Incorporated ............           225,225        19,777,007
                                                                    ------------
                                                                      39,295,261
                                                                    ------------
HOTELS, RESTAURANTS &
  LEISURE--1.6%
Carnival Corporation Cl. A .................           363,700        12,114,847
                                                                    ------------
INDUSTRIAL
  CONGLOMERATES--.5%
3M Co. .....................................            33,500         4,214,300
                                                                    ------------

INSURANCE--4.4%
Chubb Corporation (The) ....................           152,275        11,679,492
Travelers Property Casualty
  Corp. Cl. A*+ ............................           367,700         6,835,543
XL Capital Ltd. Cl. A ......................           166,008        15,662,855
                                                                    ------------
                                                                      34,177,890
                                                                    ------------
MEDIA--3.4%
AOL Time Warner Inc.* ......................           488,950         9,299,829
Viacom Inc. Cl. B* .........................           356,300        16,781,730
                                                                    ------------
                                                                      26,081,559
                                                                    ------------
MULTILINE RETAIL--5.0%
Target Corporation .........................           377,035        16,457,577
Wal-Mart Stores, Inc. ......................           407,460        22,760,716
                                                                    ------------
                                                                      39,218,293
                                                                    ------------
OIL & GAS--4.7%
Anadarko Petroleum Corporation .............           289,890        15,601,880
ChevronTexaco Corporation ..................           237,554        20,598,307
                                                                    ------------
                                                                      36,200,187
                                                                    ------------
PHARMACEUTICALS--13.0%
Abbott Laboratories ........................           293,825        15,851,859
Johnson & Johnson ..........................           394,475        25,191,174
Pfizer Inc. ................................           636,910        23,151,679
Pharmacia Corporation ......................           543,125        22,393,044
Wyeth ......................................           258,394        14,728,457
                                                                    ------------
                                                                     101,316,213
                                                                    ------------
RETAIL--.5%
Walgreen Co. ...............................           103,900         3,924,303
                                                                    ------------

                                                                             -5-
THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002

Common Stocks--(cont.)                                Shares            Value
                                                      ------            -----
SEMICONDUCTORS--11.9%
Analog Devices, Inc.* ......................           198,600       $ 7,340,256
Applied Materials, Inc.* ...................           909,625        22,122,080
Intel Corporation ..........................           865,275        24,755,518
Maxim Integrated Products, Inc.* ...........           208,450        10,380,810
Micron Technology, Inc.* ...................           282,375         6,692,287
Taiwan Semiconductor Manufacturing
  Company Ltd.* ............................         1,218,900        21,574,530
                                                                     -----------
                                                                      92,865,481
                                                                     -----------
SOFTWARE--4.3%
Microsoft Corporation* .....................           505,960        26,441,470
VERITAS Software Corporation * .............           251,200         7,119,008
                                                                     -----------
                                                                      33,560,478
                                                                     -----------
SPECIALTY RETAIL--3.2%
Home Depot, Inc. ...........................           204,525         9,483,824
Lowe's Companies, Inc. .....................           360,750        15,256,118
                                                                     -----------
                                                                      24,739,942
                                                                     -----------
Total Common Stocks
  (Cost $756,426,122) ......................                         747,123,607
                                                                     -----------

                                                     Principal
Short-Term Investments--3.0%                           Amount           Value
                                                      --------          -----
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS--.1%
Student Loan Marketing
  Association, 1.79%, 5/1/02
  (Cost $400,000) ..........................          $400,000      $    400,000
                                                                    ------------
OTHER SHORT-TERM
  INVESTMENTS--2.9%                                   Shares
                                                     --------
Securities Lending Quality Trust
  (Cost $23,032,831) (b) ...................        23,032,831        23,032,831
                                                                    ------------
Total Short-Term Investments
  (Cost $23,432,831) .......................                          23,432,831
                                                                    ------------
Total Investments
  (Cost $779,858,953)(a) ...................              99.0%      770,556,438
Other Assets in Excess of Liabilities ......               1.0         7,519,258
                                                        ------      ------------
Net Assets .................................             100.0%     $778,075,696
                                                        ======      ============






*   Non-income producing security.

+   Securities partially or fully on loan.

(a) At April 30, 2002, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $779,858,953, amounted to $9,302,515 which consisted of aggregate gross unrealized appreciation of $36,519,582 and aggregate gross unrealized depreciation of $45,822,097.

(b) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

                                                                             -6-
THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO (i)
Financial Highlights
For a share outstanding throughout the period

CLASS A (ii)                              Six Months                                                           Ten Months
------------                                 Ended                      Year Ended October 31,                    Ended
                                            April 30,   --------------------------------------------------     October 31,
                                          2002(iii)(vi)    2001          2000         1999         1998         1997(iii)
                                          ------------  ---------     ---------    ---------     ---------     ---------
Net asset value, beginning of period ...  $    9.47     $   14.09     $   15.47    $   12.19     $   11.58     $    9.40
                                          ---------     ---------     ---------    ---------     ---------     ---------

Net investment income (loss) ...........       (.02)(iv)     (.04)(iv)     (.05)(iv)    (.07)(iv)     (.03)(iv)     (.02)

Net realized and unrealized gain (loss)
  on investments .......................       (.10)        (3.64)         1.33         4.64          2.13          2.20
                                          ---------     ---------     ---------    ---------     ---------     ---------

Total from investment operations .......       (.12)        (3.68)         1.28         4.57          2.10          2.18

Distributions from net realized gains ..         --          (.94)        (2.66)       (1.29)        (1.49)           --
                                          ---------     ---------     ---------    ---------     ---------     ---------

Net asset value, end of period .........     $ 9.35        $ 9.47       $ 14.09      $ 15.47       $ 12.19       $ 11.58
                                          =========     =========     =========    =========     =========     =========

Total Return (v) .......................       (1.3%)       (27.4%)         8.0%        40.4%         21.4%         23.2%
                                          =========     =========     =========    =========     =========     =========

Ratios and Supplemental Data:

  Net assets, end of period
    (000's omitted) ....................   $248,831      $230,637      $324,130     $228,896      $121,930      $ 52,307
                                          =========     =========     =========    =========     =========     =========

  Ratio of expenses to average
    net assets .........................       1.31%         1.26%         1.20%        1.21%         1.25%         1.30%
                                          =========     =========     =========    =========     =========     =========

  Ratio of net investment income (loss)
    to average net assets ..............       (.46%)        (.35%)        (.32%)       (.50%)        (.23%)        (.39%)
                                          =========     =========     =========    =========     =========     =========

  Portfolio Turnover Rate ..............     106.92%        91.40%        96.13%      205.94%       146.64%       128.26%
                                          =========     =========     =========    =========     =========     =========

(i) Prior to September 29, 2000 the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.
(ii)  Initially offered January 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.
(vi)  Unaudited.






                       See Notes to Financial Statements.

                                                                             -7-
THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO (i)
Financial Highlights
For a share outstanding throughout the period

CLASS B                                     Six Months
-------                                        Ended                                Year Ended October 31,
                                             April 30,        ------------------------------------------------------------------
                                             2002(ii)           2001          2000           1999           1998          1997
                                             --------         --------      --------       --------       --------      --------
Net asset value, beginning of period ......  $   9.02         $  13.58      $  15.09       $  12.00       $  11.50      $   9.49
                                             --------         --------      --------       --------       --------      --------

Net investment income (loss) ..............      (.06)(iii)       (.12)(iii)    (.16)(iii)     (.18)(iii)     (.11)(iii)    (.13)

Net realized and unrealized gain (loss)
  on investments ..........................      (.08)           (3.50)         1.31           4.56           2.10          2.44
                                             --------         --------      --------       --------       --------      --------

Total from investment operations ..........      (.14)           (3.62)         1.15           4.38           1.99          2.31

Distributions from net realized gains .....        --             (.94)        (2.66)         (1.29)         (1.49)         (.30)
                                             --------         --------      --------       --------       --------      --------

Net asset value, end of period ............  $   8.88         $   9.02      $  13.58       $  15.09       $  12.00      $  11.50
                                             ========         ========      ========       ========       ========      ========

Total Return (iv) .........................      (1.6%)          (28.1%)         7.2%          39.3%          20.5%         24.9%
                                             ========         ========      ========       ========       ========      ========

Ratios and Supplemental Data:

  Net assets, end of period
    (000's omitted) .......................  $478,854         $581,770      $902,091       $770,311       $390,885      $304,984
                                             ========         ========      ========       ========       ========      ========

  Ratio of expenses to average
    net assets ............................      2.06%            2.01%         1.96%          1.96%          2.00%         2.08%
                                             ========         ========      ========       ========       ========      ========

  Ratio of net investment income (loss)
    to average net assets .................     (1.20%)         (1.09%)        (1.07%)        (1.26%)         (.98%)       (1.13%)
                                             ========         ========      ========       ========       ========      ========

  Portfolio Turnover Rate .................    106.92%           91.40%        96.13%        205.94%        146.64%       128.26%
                                             ========         ========      ========       ========       ========      ========

(i) Prior to September 29, 2000 the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Does not reflect the effect of any sales charges.








                       See Notes to Financial Statements.

                                                                             -8-
THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO (i)
Financial Highlights
For a share outstanding throughout the period

CLASS C (ii)                                Six Months                                                Three Months
------------                                    Ended               Year Ended October 31,                Ended
                                              April 30,  -------------------------------------------   October 31,
                                           2002 (iii)(vi)  2001        2000        1999       1998      1997(iii)
                                           ------------- --------    --------   --------    --------     -------

Net asset value, beginning of period .....   $   9.02     $ 13.57     $ 15.08    $ 12.00     $ 11.50     $ 11.98
                                             --------    --------    --------   --------    --------     -------

Net investment income (loss) .............       (.06)(iv)   (.12)(iv)   (.16)(iv)  (.18)(iv)   (.11)(iv)   (.02)

Net realized and unrealized gain (loss)
  on investments .........................       (.08)      (3.49)       1.31       4.55        2.10        (.46)
                                             --------    --------    --------   --------    --------     -------

Total from investment operations .........       (.14)      (3.61)       1.15       4.37        1.99        (.48)

Distributions from net realized gains ....         --        (.94)      (2.66)     (1.29)      (1.49)         --
                                             --------    --------    --------   --------    --------     -------

Net asset value, end of period ...........   $   8.88    $   9.02    $  13.57   $  15.08    $  12.00     $ 11.50
                                             ========    ========    ========   ========    ========     =======

Total Return (v) .........................       (1.6%)     (28.0%)       7.2%      39.2%       20.5%       (4.0%)
                                             ========    ========    ========   ========    ========     =======

Ratios and Supplemental Data:

  Net assets, end of period
    (000's omitted) ......................   $ 50,391    $ 48,918    $ 65,893   $ 31,500    $  3,312     $   199
                                             ========    ========    ========   ========    ========     =======

  Ratio of expenses to average
    net assets ...........................       2.06%       2.01%       1.95%      1.97%       2.00%       2.02%
                                             ========    ========    ========   ========    ========     =======

  Ratio of net investment income (loss)
    to average net assets ................      (1.22%)     (1.10%)     (1.08%)    (1.30%)      (.97%)     (1.43%)
                                             ========    ========    ========   ========    ========     =======

  Portfolio Turnover Rate ................     106.92%      91.40%      96.13%    205.94%     146.64%     128.26%
                                             ========    ========    ========   ========    ========     =======

(i) Prior to September 29, 2000 the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.
(ii)  Initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.
(vi)  Unaudited.






                       See Notes to Financial Statements.

                                                                             -9-
THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002


Common Stocks--96.7%                                    Shares         Value
                                                        ------         -----
AEROSPACE & DEFENSE--.9%
EDO Corporation ............................            57,400       $ 1,776,530
                                                                     -----------
AIRLINES--.5%
ExpressJet Holdings, Inc.* .................            65,600           941,360
                                                                     -----------
AUTOMOTIVE EQUIPMENT
  & SERVICES--.9%
Advance Auto Parts, Inc.* ..................            28,550         1,690,160
                                                                     -----------
BANKS--3.1%
IndyMac Bancorp, Inc.* .....................            51,000         1,287,750
Investors Financial Services Corp. .........            20,250         1,491,210
UCBH Holdings, Inc. ........................            57,700         2,276,265
Webster Financial Corporation ..............            26,000         1,030,380
                                                                     -----------
                                                                       6,085,605
                                                                     -----------
BEVERAGES--1.6%
Constellation Brands, Inc. Cl. A* ..........            52,650         3,180,060
                                                                     -----------
BIOTECHNOLOGY--6.7%
Alkermes, Inc. * ...........................            32,450           653,543
ArQule Inc.* ...............................            60,850           578,075
Charles River Laboratories
  International, Inc.* .....................           115,950         3,472,703
Exelixis, Inc.* ............................            90,350           894,465
InterMune Inc.*+ ...........................            32,000           856,000
Isis Pharmaceuticals, Inc.* ................            59,600           754,535
Neurocrine Biosciences, Inc.* ..............            28,000           920,920
NPS Pharmaceuticals, Inc.* .................            87,850         2,618,809
OSI Pharmaceuticals, Inc.* .................            34,700         1,109,359
Regeneron Pharmaceuticals, Inc.*+ ..........            52,100         1,075,865
                                                                     -----------
                                                                      12,934,274
                                                                     -----------
BROADCASTING--2.3%
Cumulus Media Inc., Cl. A * ................           152,400         2,854,452
Entercom Communications Corp. ..............            30,600         1,598,850
                                                                     -----------
                                                                       4,453,302
                                                                     -----------
BUSINESS SERVICES--.4%
Administaff, Inc.* .........................            37,820           867,969
                                                                     -----------
CHEMICALS--1.1%
Crompton Corporation .......................           174,550         2,103,327
                                                                     -----------
COMMERCIAL SERVICES &
  SUPPLIES--5.9%
BISYS Group, Inc. (The)* ...................            91,760         3,138,192
Career Education Corporation* ..............            28,350         1,274,332
ChoicePoint Inc.* ..........................            50,600         2,805,264
Corporate Executive Board
  Company (The)* ...........................            29,200         1,109,600
Education Management
  Corporation* .............................            43,750         1,886,500
FreeMarkets Inc.*+ .........................            70,875         1,258,740
                                                                     -----------
                                                                      11,472,628
                                                                     -----------
COMMUNICATION
  EQUIPMENT--2.8%
Adaptec, Inc.* .............................           107,850         1,585,395
Alpha Industries, Inc. .....................            79,450           973,263
Finisar Corporation*+ ......................           300,200         1,918,278
Powerwave Technologies, Inc.* ..............            80,550           961,766
                                                                     -----------
                                                                       5,438,702
                                                                     -----------
COMPUTER SOFTWARE--1.8%
J. D. Edwards & Company* ...................            62,250           690,975
Manugistics Group, Inc.* ...................           110,450         1,740,692
Peregrine Systems, Inc.* ...................           162,150         1,110,728
                                                                     -----------
                                                                       3,542,395
                                                                     -----------
COMPUTERS &
  PERIPHERALS--.7%
Synaptics Incorporated* ....................            80,600         1,356,498
                                                                     -----------
DIVERSIFIED FINANCIALS--2.1%
Affiliated Managers Group, Inc.* ...........            37,050         2,356,380
LaBranche & Co. Inc.* ......................            62,030         1,699,622
                                                                     -----------
                                                                       4,056,002
                                                                     -----------

EDUCATION--1.3%
Corinthian Colleges, Inc.* .................            43,750         2,576,438
                                                                     -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS--2.7%
AMETEK, Inc. ...............................            35,225         1,364,264
Benchmark Electronics, Inc.* ...............            32,500           988,000
Kopin Corporation* .........................           136,550         1,084,207
Technitrol, Inc. ...........................            68,200         1,732,280
                                                                     -----------
                                                                       5,168,751
                                                                     -----------
ENERGY EQUIPMENT &
  SERVICES--3.0%
Cooper Cameron Corporation* ................            49,550         2,717,322
Smith International, Inc.* .................            43,050         3,015,653
                                                                     -----------
                                                                       5,732,975
                                                                     -----------
FINANCIAL SERVICES--.9%
Doral Financial Corp. ......................            47,300         1,652,662
                                                                     -----------
FOOD & BEVERAGES--1.4%
American Italian Pasta
  Company Cl. A* ...........................            53,750         2,673,525
                                                                     -----------
FOOD & DRUG RETAILING--1.2%
Duane Reade Inc.* ..........................            71,300         2,263,775
                                                                     -----------
HEALTHCARE EQUIPMENT &
  SUPPLIES--3.1%
ArthroCare Corporation* ....................            62,150           995,643
Cerus Corporation*+ ........................            16,800           860,328
Endocare, Inc.* ............................            44,000           844,360
Haemonetics Corporation* ...................            29,580           980,281
Integra LifeSciences Holdings* .............            49,950           974,025

                                                                            -10-
THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002

Common Stocks--(cont.)                                 Shares          Value
                                                       ------          -----
HEALTHCARE EQUIPMENT &
  SUPPLIES--(cont.)
STERIS Corporation* ..........................          43,350      $    960,203
Urologix, Inc.* ..............................          28,500           393,015
                                                                    ------------
                                                                       6,007,855
                                                                    ------------
HEALTHCARE PROVIDERS &
  SERVICES--9.3%
Accredo Health, Incorporated* ................          65,400         4,233,342
AMN Healthcare Services, Inc.* ...............          38,000         1,170,780
Covance Inc.* ................................         139,500         2,799,765
Cross Country, Inc.* .........................          48,100         1,455,506
Eclipsys Corporation* ........................         160,650         2,572,166
LifePoint Hospitals, Inc.* ...................          33,200         1,394,400
Triad Hospitals, Inc.* .......................          40,500         1,701,000
Unilab Corporation* ..........................          88,200         2,643,354
                                                                    ------------
                                                                      17,970,313
                                                                    ------------
HOTELS, RESTAURANTS &
  LEISURE--3.7%
AFC Enterprises, Inc.* .......................          59,875         2,013,596
Alliance Gaming Corporation* .................          67,400         1,002,912
Applebee's International, Inc. ...............          55,850         2,180,384
Panera Bread Company Cl. A* ..................          28,850         1,934,970
                                                                    ------------
                                                                       7,131,862
                                                                    ------------
HOUSEHOLD DURABLES--1.3%
Mohawk Industries, Inc.* .....................          39,289         2,527,461
                                                                    ------------
INFORMATION TECHNOLOGY
  CONSULTING & SERVICES--1.3%
Caminus Corporation* .........................          89,000         1,661,630
Documentum, Inc.* ............................          48,000           932,160
                                                                    ------------
                                                                       2,593,790
                                                                    ------------
INSURANCE--3.7%
Arch Capital Group Ltd.* .....................          53,400         1,558,212
HCC Insurance Holdings, Inc. .................          70,800         1,840,800
RenaissanceRe Holdings Ltd. ..................          21,220         2,486,984
W. R. Berkley Corporation ....................          21,940         1,327,370
                                                                    ------------
                                                                       7,213,366
                                                                    ------------
INTERNET SOFTWARE &
  SERVICES--1.0%
Internet Security Systems, Inc.* .............          18,500           362,600
Netegrity, Inc.* .............................          36,050           275,782
Overture Services, Inc.* .....................          38,750         1,324,863
                                                                    ------------
                                                                       1,963,245
                                                                    ------------
LEISURE & ENTERTAINMENT--.7%
Hollywood Entertainment
  Corporation* ...............................          60,700         1,252,848
                                                                    ------------
LEISURE EQUIPMENT &
  PRODUCTS--2.1%
Action Performance
  Companies, Inc.* ...........................          60,550         2,848,878
Activision, Inc* .............................          36,150         1,138,002
                                                                    ------------
                                                                       3,986,880
                                                                    ------------
MACHINERY--2.4%
Flowserve Corporation* .......................          71,700         2,473,650
Pentair, Inc. ................................          45,460         2,207,538
                                                                    ------------
                                                                       4,681,188
                                                                    ------------
MEDIA--1.0%
Radio One, Inc. Cl. A* .......................          65,500         1,467,200
Radio One, Inc. Cl. D* .......................          21,300           455,820
                                                                    ------------
                                                                       1,923,020
                                                                    ------------
MEDICAL DEVICES--.8%
Wright Medical Group, Inc.* ..................          79,110         1,499,926
                                                                    ------------
OIL & GAS--1.6%
Spinnaker Exploration Company* ...............          70,600         3,025,210
                                                                    ------------
PERSONAL PRODUCTS--.8%
Yankee Candle Company,
  Inc. (The)* ................................          70,565         1,548,196
                                                                    ------------

PHARMACEUTICALS--1.8%
Angiotech Pharmaceuticals, Inc.* .............          24,485           941,692
Barr Laboratories, Inc.* .....................          12,500           833,125
Kos Pharmaceuticals, Inc.*+ ..................          29,800           774,800
Ligand Pharmaceuticals
  Incorporated Cl. B* ........................          58,900           917,073
                                                                    ------------
                                                                       3,466,690
                                                                    ------------
RETAIL--1.3%
Michaels Stores, Inc.* .......................          64,350         2,602,958
                                                                    ------------
SEMICONDUCTORS--7.9%
Cirrus Logic, Inc.* ..........................         130,850         1,589,828
Integrated Circuit Systems, Inc.* ............          98,100         1,952,190
International Rectifier Corporation* .........          45,350         2,091,542
Microsemi Corporation* .......................           8,090           107,193
Microtune, Inc.* .............................         108,100         1,205,315
MKS Instruments, Inc.* .......................          56,500         1,914,785
Photronics, Inc.* ............................          61,100         2,013,245
Power Integrations, Inc.* ....................          79,650         1,684,598
Semtech Corp. ................................          29,000           927,420
Zoran Corporation* ...........................          49,500         1,792,395
                                                                    ------------
                                                                      15,278,511
                                                                    ------------

                                                                            -11-
THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002


Common Stocks--(cont.)                               Shares             Value
                                                     ------             -----
SOFTWARE--4.9%
Borland Software Corporation* ...............        155,300        $  1,692,770
Fair, Isaac and Company,
  Incorporated ..............................         62,200           3,467,027
NetIQ Corporation* ..........................         45,450           1,019,444
Synopsys, Inc.* .............................         30,675           1,383,749
THQ Inc. * ..................................         54,750           1,919,535
                                                                    ------------
                                                                       9,482,525
                                                                    ------------
SPECIALTY RETAIL--5.1%
AnnTaylor Stores Corporation* ...............         43,650           1,897,466
Barnes & Noble, Inc.* .......................         47,800           1,444,516
Chico's FAS, Inc.* ..........................         48,525           1,750,782
Christopher & Banks Corporation* ............         30,250           1,124,393
Circuit City Stores, Inc. - CarMax
  Group*+ ...................................         64,000           1,888,000
Copart, Inc.* ...............................         27,700             426,302
Electronics Boutique Holdings
  Corp.* ....................................         48,250           1,372,230
                                                                    ------------
                                                                       9,903,689
                                                                    ------------
TEXTILES & APPAREL--1.2%
Coach, Inc.* ................................         42,200           2,363,200
                                                                    ------------
TRANSPORTATION--.4%
Swift Transportation Co. Inc.* ..............         43,550        $    847,047
                                                                    ------------
Total Common Stocks
  (Cost $171,507,587) .......................                        187,236,718
                                                                    ------------
                                                   Principal
Short-Term Investments--3.3%                        Amount
                                                    ------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
Federal Home Loan Mortgage
  Corporation, 1.79%, 5/1/02 ................     $2,300,000           2,300,000
Student Loan Marketing
  Association, 1.79%, 5/1/02 ................      4,000,000           4,000,000
                                                                    ------------
Total U.S. Government & Agency
  Obligations (Cost $6,300,000) .............                          6,300,000
                                                                    ------------
Total Investments
  (Cost $177,807,587)(a) ....................          100.0%        193,536,718
Other Assets in Excess of Liabilities .......            0.0              93,279
                                                      ------        ------------
Net Assets ..................................          100.0%       $193,629,997
                                                      ======        ============


*     Non-income producing security.
+     Securities partially or fully on loan.
(a) At April 30, 2002, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $177,807,587, amounted to $15,729,131 which consisted of aggregate gross unrealized appreciation of $28,213,403 and aggregate gross unrealized depreciation of $12,484,272.

                       See Notes to Financial Statements.

                                                                            -12-
THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

CLASS A (i)                                 Six Months                                                                  Ten Months
-----------                                    Ended                           Year Ended October 31,                      Ended
                                             April 30,        ----------------------------------------------------      October 31,
                                            2002(ii)(v)         2001            2000         1999          1998          1997(ii)
                                            -----------       --------        --------     ---------      --------       --------

Net asset value, beginning of period .....   $   3.54        $   8.81        $  10.35     $    8.74      $  10.35       $   9.21
                                              --------        --------        --------     ---------      --------       --------

Net investment income (loss) .............       (.03)(iii)      (.04)(iii)      (.08)(iii)    (.08)(iii)    (.06)(iii)     (.04)

Net realized and unrealized gain (loss)
on investments ...........................        .27           (3.41)            .35          2.71         (1.04)          1.18
                                             --------        --------        --------     ---------      --------       --------

Total from investment operations .........        .24           (3.45)            .27          2.63         (1.10)          1.14

Distributions from net realized gains ....         --           (1.82)          (1.81)        (1.02)         (.51)            --
                                             --------        --------        --------     ---------      --------       --------

Net asset value, end of period ...........   $   3.78        $   3.54        $   8.81      $  10.35      $   8.74       $  10.35
                                             ========        ========        ========      ========      ========       ========

Total Return (iv) ........................        6.8%         (46.6%)            .4%         32.7%        (10.9%)         12.4%
                                             ========        ========        ========      ========      ========       ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ......................   $ 67,371        $ 64,164        $111,665      $ 69,986      $ 59,516       $ 25,996
                                             ========        ========        ========      ========      ========       ========

  Ratio of expenses to average
    net assets ...........................       1.66%           1.54%           1.41%         1.38%         1.37%          1.38%
                                             ========        ========        ========      ========      ========       ========

  Ratio of net investment income (loss)
    to average net assets ................      (1.46%)          (.95%)          (.81%)        (.79%)        (.71%)         (.93%)
                                             ========        ========        ========      ========      ========       ========

  Portfolio Turnover Rate ................      78.72%         195.72%         207.19%       110.92%       157.26%        120.27%
                                             ========        ========        ========      ========      ========       ========

(i)   Initially offered January 1, 1997.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Does not reflect the effect of any sales charges.
(v)   Unaudited.






                       See Notes to Financial Statements.

                                                                            -13-
THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

Class B                                      Six Months
-------                                         Ended                              Year Ended October 31,
                                              April 30,    -------------------------------------------------------------------
                                               2002(i)       2001            2000           1999          1998          1997
                                             ---------     --------        --------       --------      --------      --------
Net asset value, beginning of period .....   $   3.36      $   8.52        $  10.13       $   8.61      $  10.29      $  10.86
                                             --------      --------        --------       --------      --------      --------

Net investment income (loss) .............       (.04)(ii)     (.08)(ii)       (.16)(ii)      (.15)(ii)     (.14)(ii)     (.11)

Net realized and unrealized gain (loss)
on investments ...........................        .26         (3.26)            .36           2.69         (1.03)         1.28
                                             --------      --------        --------       --------      --------      --------

Total from investment operations .........        .22         (3.34)            .20           2.54         (1.17)         1.17

Distributions from net realized gains ....         --         (1.82)          (1.81)         (1.02)         (.51)        (1.74)
                                             --------      --------        --------       --------      --------      --------

Net asset value, end of period ...........   $   3.58      $   3.36        $   8.52      $   10.13      $   8.61      $  10.29
                                             ========      ========        ========      =========      ========      ========

Total Return (iii) .......................        6.6%        (47.0%)           (.4%)         32.1%        (11.6%)        12.9%
                                             ========      ========        ========      =========      ========      ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ......................   $121,375      $130,559        $325,382      $ 419,842      $460,788      $580,651
                                             ========      ========        ========      =========      ========      ========

  Ratio of expenses to average
    net assets ...........................      2.41%          2.28%           2.14%          2.14%         2.12%         2.14%
                                             ========      ========        ========      =========      ========      ========

  Ratio of net investment income (loss)
    to average net assets ................      (2.22%)       (1.66%)         (1.58%)        (1.58%)       (1.51%)        (1.67%)
                                             ========      ========        ========      =========      ========      ========

  Portfolio Turnover Rate ................      78.72%       195.72%         207.19%        110.92%       157.26%        120.27%
                                             ========      ========        ========      =========      ========      ========

(i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of any sales charges.






                       See Notes to Financial Statements.

                                                                            -14-
THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

CLASS C (i)                               Six Months                                                              Three Months
-----------                                  Ended                      Year Ended October 31,                       Ended
                                           April 30,     ----------------------------------------------------      October 31,
                                          2002(ii)(v)      2001         2000            1999           1998         1997(ii)
                                          -----------    --------     ---------       --------       --------       -------
Net asset value, beginning of period ....  $   3.36      $   8.53     $   10.13       $   8.59       $  10.29       $ 10.38
                                           --------      --------     ---------       --------       --------       -------

Net investment income (loss) ............      (.04)(iii)    (.08)(iii)    (.16)(iii)     (.16)(iii)     (.10)(iii)    (.03)

Net realized and unrealized gain (loss)
  on investments ........................       .26         (3.27)          .37           2.72          (1.09)         (.06)
                                           --------      --------     ---------       --------       --------       -------

Total from investment operations ........       .22         (3.35)          .21           2.56          (1.19)         (.09)

Distributions from net realized gains ...        --         (1.82)        (1.81)         (1.02)          (.51)           --
                                           --------      --------     ---------       --------       --------       -------

Net asset value, end of period ..........  $   3.58        $ 3.36     $    8.53       $  10.13       $   8.59       $ 10.29
                                           ========      ========     =========       ========       ========       =======

Total Return (iv) .......................       6.6%        (47.0%)         (.3%)         32.4%         (11.8%)         (.9%)
                                           ========      ========     =========       ========       ========       =======

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .....................  $  4,884      $  4,234     $  11,103       $  7,659       $  4,838       $   338
                                           ========      ========     =========       ========       ========       =======

  Ratio of expenses to average
    net assets ..........................      2.40%         2.28%         2.15%          2.13%          2.11%          2.09%
                                           ========      ========     =========       ========       ========       =======

  Ratio of net investment income (loss)
    to average net assets ...............     (2.22%)       (1.66%)       (1.57%)        (1.55%)        (1.36%)       (1.71%)
                                           ========      ========     =========       ========       ========       =======

  Portfolio Turnover Rate ...............     78.72%       195.72%       207.19%        110.92%        157.26%       120.27%
                                           ========      ========     =========       ========       ========       =======

(i)   Initially offered August 1, 1997.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Does not reflect the effect of any sales charges.
(v)   Unaudited.




                       See Notes to Financial Statements.

                                                                            -15-
THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002

Common Stocks--58.4%                     Shares         Value
                                         ------         -----
AEROSPACE & DEFENSE--1.2%
General Dynamics Corporation ....        41,325     $  4,012,244
                                                    ------------
AUTOMOTIVE--.4%
General Motors Corporation ......        22,425        1,438,564
                                                    ------------
BANKS--.6%
Fifth Third Bancorp .............        29,600        2,030,264
                                                    ------------
BEVERAGES--1.0%
Anheuser-Busch Companies, Inc. ..        59,600        3,158,800
                                                    ------------
BIOTECHNOLOGY--1.1%
Genzyme Corp.-General Division* .        24,050          984,607
Immunex Corporation* ............        91,150        2,473,811
                                                    ------------
                                                       3,458,418
                                                    ------------
BUSINESS SERVICES--1.1%
Siebel Systems, Inc.* ...........       152,925        3,699,256
                                                    ------------
COMMERCIAL SERVICES &
  SUPPLIES--4.5%
Cendant Corporation* ............       111,000        1,996,890
Concord EFS, Inc.* ..............       108,550        3,537,645
eBay Inc.*+ .....................       115,350        6,125,085
First Data Corporation ..........        36,650        2,913,308
                                                    ------------
                                                      14,572,928
                                                    ------------
COMMUNICATION
  EQUIPMENT--.3%
Cisco Systems, Inc.* ............        62,400          914,160
                                                    ------------
COMPUTERS &
  PERIPHERALS--3.2%
Dell Computer Corporation* ......       192,050        5,058,597
Sun Microsystems, Inc.* .........       638,450        5,222,521
                                                    ------------
                                                      10,281,118
                                                    ------------
CONSUMER PRODUCTS--1.6%
NIKE, Inc. Cl. B ................        18,380          980,205
Procter & Gamble Company (The) ..        46,100        4,160,985
                                                    ------------
                                                       5,141,190
                                                    ------------
DEFENSE--1.3%
Lockheed Martin Corporation .....        64,900        4,082,210
                                                    ------------
DIVERSIFIED FINANCIALS--2.6%
Capital One Financial Corporation        38,725        2,319,240
Citigroup Inc. ..................        43,291        1,874,500
Federal Home Loan Mortgage
  Corporation ...................        30,050        1,963,768
J.P. Morgan Chase & Co. .........        68,700        2,411,370
                                                    ------------
                                                       8,568,878
                                                    ------------
ELECTRIC UTILITIES--1.0%
Duke Energy Corporation .........        83,300        3,192,889
                                                    ------------

ENERGY EQUIPMENT &
  SERVICES--.6%
Nabors Industries, Inc.*+ .......        46,025     $  2,096,439
                                                    ------------
HEALTHCARE EQUIPMENT &
  SUPPLIES--3.3%
Baxter International Inc. .......       104,900        5,968,810
Medtronic, Inc. .................       106,750        4,770,658
                                                    ------------
                                                      10,739,468
                                                    ------------
HEALTHCARE PROVIDERS &
  SERVICES--3.1%
Tenet Healthcare Corporation* ...        68,100        4,996,497
UnitedHealth Group Incorporated .        57,675        5,064,442
                                                    ------------
                                                      10,060,939
                                                    ------------
HOTELS, RESTAURANTS &
  LEISURE--1.0%
Carnival Corporation Cl. A ......        93,100        3,101,161
                                                    ------------
INDUSTRIAL
  CONGLOMERATES--.3%
3M Co. ..........................         8,500        1,069,300
                                                    ------------
INSURANCE--2.7%
Chubb Corporation (The) .........        38,900        2,983,630
Travelers Property Casualty
  Corp. Cl. A* ..................       100,080        1,860,487
XL Capital Ltd. Cl. A ...........        42,425        4,002,799
                                                    ------------
                                                       8,846,916
                                                    ------------
MEDIA--2.1%
AOL Time Warner Inc.* ...........       138,975        2,643,305
Viacom Inc. Cl. B* ..............        87,425        4,117,716
                                                    ------------
                                                       6,761,021
                                                    ------------
MULTILINE RETAIL--3.0%
Target Corporation ..............        92,250        4,026,713
Wal-Mart Stores, Inc. ...........       104,100        5,815,026
                                                    ------------
                                                       9,841,739
                                                    ------------
OIL & GAS--2.8%
Anadarko Petroleum Corporation ..        74,200        3,993,444
ChevronTexaco Corporation .......        60,742        5,266,939
                                                    ------------
                                                       9,260,383
                                                    ------------
PHARMACEUTICALS--7.8%
Abbott Laboratories .............        76,875        4,147,406
Johnson & Johnson ...............        96,225        6,144,929
Pfizer Inc. .....................       163,050        5,926,868
Pharmacia Corporation ...........       133,250        5,493,897
Wyeth ...........................        66,141        3,770,037
                                                    ------------
                                                      25,483,137
                                                    ------------
RETAIL--.3%
Walgreen Co. ....................        26,150          987,685
                                                    ------------

                                                                            -16-
THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002



Common Stocks--(cont.)                   Shares         Value
                                         ------         -----
SEMICONDUCTORS--7.1%
Analog Devices, Inc.* ............       48,450     $  1,790,712
Applied Materials, Inc.* .........      237,975        5,787,552
Intel Corporation ................      211,025        6,037,425
Maxim Integrated Products, Inc.* .       53,600        2,669,280
Micron Technology, Inc.* .........       68,875        1,632,338
Taiwan Semiconductor Manufacturing
  Company Ltd.* ..................      303,950        5,379,915
                                                    ------------
                                                      23,297,222
                                                    ------------
SOFTWARE--2.6%
Microsoft Corporation* ...........      126,700        6,621,342
VERITAS Software Corporation * ...       66,700        1,890,278
                                                    ------------
                                                       8,511,620
                                                    ------------
SPECIALTY RETAIL--1.8%
Home Depot, Inc. .................       51,575        2,391,533
Lowe's Companies, Inc. ...........       78,900        3,336,681
                                                    ------------
                                                       5,728,214
                                                    ------------
Total Common Stocks
  (Cost $191,818,302) ............                   190,336,163
                                                    ------------

                                       Principal
Corporate Bonds--17.9%                  Amount
                                      ----------
AEROSPACE & DEFENSE--1.1%
Boeing Capital Corp.,
  7.375%, 9/27/10 ................    $1,500,000       1,613,235
United Technologies Corporation,
  6.10%, 5/15/12 .................     2,000,000       1,988,940
                                                    ------------
                                                       3,602,175
                                                    ------------
AUTOMOTIVE--1.2%
Ford Motor Credit Company,
  6.50%, 1/25/07 .................     2,000,000       1,981,320
General Motors Acceptance Corp.,
  6.125%, 2/1/07+ ................     2,000,000       1,989,800
                                                    ------------
                                                       3,971,120
                                                    ------------
BANKS--3.0%
Associates Corp., North America,
  6.95%, 11/1/18 .................     1,000,000       1,047,030
Bank of America Corp.,
  7.125%, 9/15/06 ................     2,000,000       2,147,700
FleetBoston Financial Corp.,
  7.25%, 9/15/05 .................     2,000,000       2,144,280
Signet Bank,
  7.80%, 9/15/06 .................     2,000,000       2,177,780
Wells Fargo Bank,
  7.55%, 6/21/10 .................     2,000,000       2,186,940
                                                    ------------
                                                       9,703,730
                                                    ------------
BEVERAGES--.6% Anheuser-Busch
  Companies, Inc., 7.00%,
    12/1/25+ .....................     2,000,000       2,028,660
                                                    ------------

                                      Principal
Corporate Bonds--(cont.)                Amount         Value
                                      ----------       -----
CHEMICALS--.5%
Du Pont E.I. De Nemours & Co.,
  6.50%, 9/1/02 ..................    $1,500,000    $  1,520,445
                                                    ------------
COMMUNICATION
  TECHNOLOGY--.6%
AT&T Corp., 6.50%, 11/15/06 (a) ..     2,000,000       1,933,840
                                                    ------------
COMPUTERS &
  PERIPHERALS--.3%
IBM Corp., 5.50%, 1/15/09 ........     1,000,000         980,960
                                                    ------------

DIVERSIFIED FINANCIALS--2.0%
Block Financial Corp.,
  8.50%, 4/15/07 .................       500,000         537,485
Citigroup Inc., 6.00%, 2/21/12         2,000,000       1,976,060
Household Finance Corp.,
  7.20%, 7/15/06 .................     2,000,000       2,096,640
J.P. Morgan Chase & Co.,
  7.625%, 9/15/04 ................     1,000,000       1,075,660
J.P. Morgan Chase & Co.,
  5.35%, 3/1/07 ..................     1,000,000       1,000,040
                                                    ------------
                                                       6,685,885
                                                    ------------
DIVERSIFIED
  TELECOMMUNICATION
  SERVICES--.9%
SBC Communications Inc.,
  6.25%, 3/15/11 .................     2,750,000       2,780,690
                                                    ------------
ELECTRIC UTILITIES--.4%
Duke Energy Corporation,
  7.375%, 3/1/10 .................       750,000         781,410
Potomac Electric Power Co.,
  7.00%, 1/15/24 .................       200,000         197,096
Washington Gas Light Co.,
  6.51%, 8/18/08 .................       500,000         515,990
                                                    ------------
                                                       1,494,496
                                                    ------------
FINANCIAL SERVICES--.6%
Goldman Sachs Group, Inc. (The),
  6.60%, 1/15/12 .................     2,000,000       1,993,620
                                                    ------------
FOOD & BEVERAGES--1.8%
Coca-Cola Company (The),
  4.00%, 6/1/05 ..................     2,000,000       1,966,180
Kraft Foods Inc., 5.625%, 11/1/11      2,000,000       1,957,900
Sara Lee Corp., 6.25%, 9/15/11         2,000,000       2,003,860
                                                    ------------
                                                       5,927,940
                                                    ------------

                                                                            -17-
THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002


Corporate Bonds (cont.)               Principal
                                        Amount         Value
                                      ----------       -----
FOOD PRODUCTS--.6%
Archer-Daniels-Midland Co.,
  8.375%, 4/15/17 ................    $1,600,000    $  1,882,704
                                                    ------------
INSURANCE--.1%
Loews Corp.,
  7.625%, 6/1/23 .................       500,000         481,370
                                                    ------------
LEASING--.6%
International Lease Finance Corp.,
  5.80%, 8/15/07 .................     2,100,000       2,073,729
                                                    ------------
MULTILINE RETAIL--.7%
Target Corporation,
  7.50%, 8/15/10 .................     2,000,000       2,200,520
                                                    ------------
OIL & GAS--1.3%
Baker Hughes Inc.,
  6.25%, 1/15/09 .................     2,000,000       2,034,040
Chevron Corp.,
  6.625%, 10/1/04 ................     2,000,000       2,123,540
                                                    ------------
                                                       4,157,580
                                                    ------------
PHARMACEUTICALS--.3%
Pharmacia Corporation,
  6.50%, 12/1/18 .................     1,000,000       1,024,030
                                                    ------------
TELEPHONES--.6%
Verizon Wireless Inc.,
  5.375%, 12/15/06 (a) ...........     2,000,000       1,919,740
                                                    ------------
WIRELESS
  TELECOMMUNICATION
  SERVICES--.7%
Vodafone Group PLC,
  7.625%, 2/15/05 ................     2,000,000       2,142,340
                                                    ------------
Total Corporate Bonds
  (Cost $58,007,018) .............                    58,505,574
                                                    ------------
U.S. Government
  & Agency Obligations--21.0%
Federal Farm Credit Banks,
  5.75%, 1/18/11 .................     3,000,000       3,016,170
Federal Home Loan Banks,
  5.875%, 11/15/07 ...............     3,000,000       3,122,460
  5.89%, 6/30/08 .................     3,000,000       3,109,410
  6.12%, 8/26/08 .................     1,000,000       1,021,560
  6.73%, 6/22/09 .................     9,000,000       9,693,000
  7.625%, 5/14/10 ................     2,000,000       2,272,560
Federal Home Loan Mortgage
  Corporation,
  6.625%, 9/15/09 ................     1,200,000       1,287,756
  6.875%, 9/15/10 ................     2,000,000       2,171,260

                                       Principal
U.S. Government                          Amount         Value
  & Agency Obligations--(cont.)        ----------       -----
  6.75%, 3/15/31 .................    $1,083,000      $1,146,291
  6.25%, 7/15/32 .................       457,000         453,289
Federal National Mortgage
  Association,
  6.75%, 2/4/28 ..................       400,000         389,084
U.S. Treasury Notes,
  7.50%, 5/15/02 .................       100,000         100,219
  6.25%, 7/31/02 .................     3,500,000       3,539,375
  6.25%, 2/15/03 .................     1,750,000       1,805,510
  6.00%, 8/15/04 .................     1,500,000       1,584,375
  5.875%, 11/15/04 ...............     4,000,000       4,218,760
  5.625%, 2/15/06 ................     9,000,000       9,455,670
  4.625%, 5/15/06 ................     3,000,000       3,038,430
  6.50%, 10/15/06 ................     1,500,000       1,625,625
  3.50%, 11/15/06 ................     1,000,000         962,500
  6.25%, 2/15/07 .................     2,000,000       2,150,620
  6.00%, 8/15/09 .................     2,000,000       2,127,820
  5.00%, 2/15/11 .................     1,000,000         993,750
  5.00%, 8/15/11 .................     1,500,000       1,487,340
  6.00%, 2/15/26 .................     2,000,000       2,063,120
  5.50%, 8/15/28 .................     2,000,000       1,934,060
  5.25%, 11/15/28 ................     2,000,000       1,865,620
  5.25%, 2/15/29 .................     2,000,000       1,866,260
                                                    ------------
Total U.S. Government & Agency
  Obligations (Cost $67,237,836)..                    68,501,894
                                                    ------------
Short-Term Investments--4.8%
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS--2.6%
Federal Home Loan Mortgage
  Corporation, 1.79%, 5/1/02
  (Cost $8,600,000) ..............     8,600,000       8,600,000
                                                    ------------

OTHER SHORT-TERM
  INVESTMENTS--2.2%                     Shares
                                        ------
Securities Lending Quality Trust
  (Cost $7,077,232)(c) ...........     7,077,232       7,077,232
                                                    ------------
Total Short-Term Investments
  (Cost $15,677,232)(b) ..........                    15,677,232
                                                    ------------
Total Investments
  (Cost $332,740,388) ............         102.1%    333,020,863
Liabilities in Excess
  of Other Assets ................          (2.1)     (6,943,202)
                                           -----    ------------
Net Assets .......................         100.0%   $326,077,661
                                           =====    ============

*     Non-income producing security.
+     Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30, 2002, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $332,740,388, amounted to $280,475 which consisted of aggregate gross unrealized appreciation of $11,757,714 and aggregate gross unrealized depreciation of $11,477,239.
(c)   Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

                                                                            -18-
THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period


CLASS A (i)                               Six Months                                                                 Ten Months
-----------                                  Ended                         Year Ended October 31,                      Ended
                                           April 30,       -----------------------------------------------------     October 31,
                                          2002(ii)(v)        2001           2000           1999           1998        1997(ii)
                                          -----------      --------       --------       --------       --------      --------

Net asset value, beginning of period ....  $  18.67        $  21.29       $  20.95       $  16.83       $  16.58      $  13.99
                                           --------        --------       --------       --------       --------      --------

Net investment income (loss) ............       .14(iii)        .43(iii)       .39(iii)       .25(iii)       .16(iii)      .05

Net realized and unrealized gain (loss)
  on investments ........................      (.37)          (2.83)          1.68           4.97           2.35          2.54
                                           --------        --------       --------       --------       --------      --------

Total from investment operations ........      (.23)          (2.40)          2.07           5.22           2.51          2.59
                                           --------        --------       --------       --------       --------      --------

Dividends from net investment income ....      (.44)           (.22)          (.13)          (.08)          (.06)           --

Distributions from net realized gains ...        --              --          (1.60)         (1.02)         (2.20)           --
                                           --------        --------       --------       --------       --------      --------

Total distributions .....................      (.44)           (.22)         (1.73)         (1.10)         (2.26)           --
                                           --------        --------       --------       --------       --------      --------

Net asset value, end of period ..........  $  18.00        $  18.67       $  21.29       $  20.95       $  16.83      $  16.58
                                           ========        ========       ========       ========       ========      ========

Total Return (iv) .......................      (1.3%)         (11.3%)         10.2%          32.5%          17.7%         18.5%
                                           ========        ========       ========       ========       ========      ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .....................  $101,710        $101,440       $ 93,671       $ 12,488       $  1,354      $    459
                                           ========        ========       ========       ========       ========      ========

  Ratio of expenses to average
    net assets ..........................      1.25%           1.20%          1.29%          1.40%          1.79%         2.10%
                                           ========        ========       ========       ========       ========      ========

  Ratio of net investment income (loss)
    to average net assets ...............      1.54%           2.15%          1.80%          1.15%           .98%          .72%
                                           ========        ========       ========       ========       ========      ========

  Portfolio Turnover Rate ...............     80.89%          74.15%         63.50%        126.01%         93.23%       109.26%
                                           ========        ========       ========       ========       ========      ========

(i)   Initially offered January 1, 1997.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Does not reflect the effect of any sales charges.
(v)   Unaudited.




                       See Notes to Financial Statements.

                                                                            -19-
THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

CLASS B                                     Six Months
-------                                        Ended                      Year Ended October 31,
                                             April 30,  --------------------------------------------------------
                                              2002(i)     2001        2000        1999       1998        1997
                                            ---------   --------    --------    --------    --------   ---------
Net asset value, beginning of period .....  $  18.17    $  20.83    $  20.59    $  16.64    $  16.48     $ 14.21
                                            --------    --------    --------    --------    --------     -------

Net investment income (loss) .............       .07(ii)     .27(ii)     .17(ii)     .07(ii)     .03(ii)      --

Net realized and unrealized gain (loss)
  on investments .........................      (.37)      (2.75)       1.71        4.93        2.34        2.67
                                            --------    --------    --------    --------    --------   ---------

Total from investment operations .........      (.30)      (2.48)       1.88        5.00        2.37        2.67
                                            --------    --------    --------    --------    --------   ---------

Dividends from net investment income .....      (.25)       (.18)       (.04)       (.03)       (.01)       (.06)

Distributions from net realized gains ....        --          --       (1.60)      (1.02)      (2.20)       (.34)
                                            --------    --------    --------    --------    --------   ---------

Total distributions ......................      (.25)       (.18)      (1.64)      (1.05)      (2.21)       (.40)
                                            --------    --------    --------    --------    --------   ---------

Net asset value, end of period ...........  $  17.62    $  18.17    $  20.83    $  20.59    $  16.64    $  16.48
                                            ========    ========    ========    ========    ========    ========

Total Return (iii) .......................      (1.7%)     (12.0%)       9.4%       31.5%       16.9%       19.3%
                                            ========    ========    ========    ========    ========    ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ......................  $165,469    $158,766    $132,123    $ 52,607    $ 19,282    $ 12,653
                                            ========    ========    ========    ========    ========    ========

  Ratio of expenses to average
    net assets ...........................      2.00%       1.95%       2.04%       2.18%       2.58%       2.89%
                                            ========    ========    ========    ========    ========    ========

  Ratio of net investment income (loss)
    to average net assets ................       .79%       1.40%        .98%        .36%        .19%        .04%
                                            ========    ========    ========    ========    ========    ========

  Portfolio Turnover Rate ................     80.89%      74.15%      63.50%     126.01%      93.23%     109.26%
                                            ========    ========    ========    ========    ========    ========

(i) Unaudited. Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of any sales charges.





                       See Notes to Financial Statements.

                                                                            -20-
THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

CLASS C (i)                                 Six Months                                                     Three Months
-----------                                    Ended                  Year Ended October 31,                   Ended
                                             April 30,    ----------------------------------------------     October 31,
                                            2002(ii)(v)     2001         2000        1999         1998        1997(ii)
                                            ----------    --------     --------    --------      -------      -------

Net asset value, beginning of period ......  $  18.24     $  20.90     $  20.65    $  16.66      $  16.49     $ 16.88
                                             --------     --------     --------    --------      -------      -------

Net investment income (loss) ..............       .07(iii)     .27(iii)     .21(iii)    .07(iii)     .04(iii)    (.01)

Net realized and unrealized gain (loss)
  on investments ..........................      (.37)       (2.75)        1.67        4.95         2.33         (.38)
                                             --------     --------     --------    --------      -------      -------

Total from investment operations ..........      (.30)       (2.48)        1.88        5.02         2.37         (.39)
                                             --------     --------     --------    --------      -------      -------

Dividends from net investment income ......      (.25)        (.18)        (.03)      (0.01)          --           --

Distributions from net realized gains .....        --           --        (1.60)      (1.02)       (2.20)          --
                                             --------     --------     --------    --------      -------      -------

Total distributions .......................      (.25)        (.18)       (1.63)      (1.03)       (2.20)          --
                                             --------     --------     --------    --------      -------      -------

Net asset value, end of period ............  $  17.69     $  18.24     $  20.90    $  20.65      $ 16.66      $ 16.49
                                             ========     ========     ========    ========      =======      =======

Total Return (iv) .........................      (1.7%)      (12.0%)        9.3%       31.6%        16.8%        (2.3%)
                                             ========     ========     ========    ========      =======      =======

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .......................  $ 58,899     $ 57,193     $ 49,592    $ 14,626      $   334      $    48
                                             ========     ========     ========    ========      =======      =======

  Ratio of expenses to average
    net assets ............................      2.00%        1.95%        2.04%       2.16%        2.53%        2.77%
                                             ========     ========     ========    ========      =======      =======

  Ratio of net investment income (loss)
    to average net assets .................       .79%        1.40%        . 99%        .38%         .23%        (.84%)
                                             ========     ========     ========    ========      =======      =======

  Portfolio Turnover Rate .................     80.89%       74.15%       63.50%     126.01%       93.23%      109.26%
                                             ========     ========     ========    ========      =======      =======

(i)   Initially offered August 1, 1997.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Does not reflect the effect of any sales charges.
(v)   Unaudited.




                       See Notes to Financial Statements.

                                                                            -21-
THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002


Common Stocks--90.6%                    Shares         Value
                                        ------         -----
ADVERTISING--.9%
Lamar Advertising
  Company, Cl. A* ...............       140,840     $  6,046,261
                                                    ------------
AEROSPACE & DEFENSE--2.0%
L-3 Communications
  Holdings, Inc.* ...............        97,600       12,471,328
                                                    ------------
BANKS--2.2%
Associated Banc-Corp ............        88,963        3,332,535
Compass Bancshares, Inc. ........       130,945        4,683,903
GreenPoint Financial Corp. ......        59,920        2,963,044
National Commerce Financial
  Corporation ...................       108,725        3,043,213
                                                    ------------
                                                      14,022,695
                                                    ------------
BIOTECHNOLOGY--3.5%
Cephalon, Inc.* .................       108,350        6,353,644
Gilead Sciences Inc. * ..........       213,450        6,642,564
IDEC Pharmaceuticals
  Corporation* ..................       144,100        7,918,295
Protein Design Labs, Inc.* ......        87,070        1,563,777
                                                    ------------
                                                      22,478,280
                                                    ------------
BROADCASTING--2.9%
Entercom Communications Corp. ...       166,800        8,715,300
Univision Communications
  Inc. Cl. A* ...................       237,435        9,487,903
                                                    ------------
                                                      18,203,203
                                                    ------------
BUILDING &
  CONSTRUCTION--2.2%
Lennar Corporation ..............        86,010        4,776,995
Masco Corporation ...............       320,830        9,015,323
                                                    ------------
                                                      13,792,318
                                                    ------------
COMMERCIAL SERVICES &
  SUPPLIES--5.9%
Avery Dennison Corporation ......       184,565       11,821,387
BISYS Group, Inc. (The)* ........       218,135        7,460,217
eBay Inc.* ......................       267,350       14,196,285
Sabre Holdings Corporation Cl. A*        83,500        3,882,750
                                                    ------------
                                                      37,360,639
                                                    ------------
COMMUNICATION
  EQUIPMENT--1.9%
Brocade Communications
  Systems, Inc.* ................       239,000        6,116,010
UTStarcom, Inc.* ................       250,200        6,129,900
                                                    ------------
                                                      12,245,910
                                                    ------------
COMPUTERS &
  PERIPHERALS--1.0%
Apple Computer, Inc.* ...........       254,190        6,169,191
                                                    ------------

Common Stocks--(cont.)                  Shares         Value
                                        ------         -----
CONTAINERS &
  PACKAGING--.2%
Bemis Company, Inc. .............        21,350     $  1,136,461
                                                    ------------
DIVERSIFIED
  FINANCIALS--3.3%
Capital One Financial
  Corporation ...................       116,165        6,957,122
Franklin Resources, Inc. ........       200,500        8,400,950
LaBranche & Co. Inc.* ...........       196,425        5,382,045
                                                    ------------
                                                      20,740,117
                                                    ------------
ELECTRONICS--3.8%
KLA-Tencor Corporation* .........       153,675        9,062,215
National Semiconductor
  Corporation* ..................       471,625       14,865,620
                                                    ------------
                                                      23,927,835
                                                    ------------
ENERGY EQUIPMENT &
  SERVICES--4.2%
BJ Services Company .............       176,150        6,471,751
Cooper Cameron Corporation* .....       109,850        6,024,174
Dynegy Inc. Cl. A ...............       144,025        2,592,450
Noble Drilling Corporation* .....       105,015        4,552,400
Smith International, Inc.* ......       104,725        7,335,986
                                                    ------------
                                                      26,976,761
                                                    ------------
FINANCIAL SERVICES--1.3%
Mercantile Bankshares Corporation        50,310        2,070,760
North Fork Bancorporation, Inc. .       153,550        5,930,101
                                                    ------------
                                                       8,000,861
                                                    ------------
HEALTHCARE EQUIPMENT
  & SUPPLIES--6.6%
Alcon, Inc.* ....................       421,375       14,600,644
St. Jude Medical, Inc.* .........       180,655       15,032,303
Zimmer Holdings, Inc.* ..........       347,095       12,047,666
                                                    ------------
                                                      41,680,613
                                                    ------------
HEALTHCARE PROVIDERS &
  SERVICES--8.4%
AmerisourceBergen Corporation ...       150,080       11,631,200
Anthem, Inc.* ...................       171,500       11,696,300
DaVita, Inc.* ...................       113,945        2,953,454
Express Scripts, Inc.* ..........       153,730        9,717,273
Quest Diagnostics Incorporated* .       122,700       11,279,811
Triad Hospitals, Inc.* ..........       146,375        6,147,750
                                                    ------------
                                                      53,425,788
                                                    ------------
HOTELS, RESTAURANTS &
  LEISURE--5.9%
Brinker International, Inc.* ....       232,400        8,003,856
Harrah's Entertainment, Inc. ....       121,270        5,961,633
Hilton Hotels Corporation .......       395,750        6,474,470
MGM MIRAGE* .....................       314,000       12,607,100
Royal Caribbean Cruises Ltd. ....       195,805        4,619,040
                                                    ------------
                                                      37,666,099
                                                    ------------

                                                                            -22-
THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002


Common Stocks--(cont.)                Shares      Value
                                      ------      -----
Insurance--5.3%
Chubb Corporation (The) ......       118,305   $  9,073,994
Radian Group Inc. ............       110,900      5,755,710
W. R. Berkley Corporation ....       104,010      6,292,605
XL Capital Ltd. Cl. A ........       128,400     12,114,540
                                               ------------
                                                 33,236,849
                                               ------------
LEISURE & ENTERTAINMENT--.8%
International Game Technology*        76,325      4,804,659
                                                -----------
LEISURE EQUIPMENT &
  PRODUCTS--.5%
Activision, Inc.* ............       100,125      3,151,935
                                               ------------
MACHINERY--1.4%
Danaher Corporation ..........        80,500      5,762,190
SPX Corporation* .............        21,200      2,854,580
                                               ------------
                                                  8,616,770
                                               ------------
OIL & GAS--1.5%
Apache Corporation ...........        84,200      4,911,386
Spinnaker Exploration Company*       108,300      4,640,655
                                               ------------
                                                  9,552,041
                                               ------------
PHARMACEUTICALS--1.0%
Allergan, Inc. ...............        91,435      6,026,481
                                               ------------
RETAIL--2.3%
Expedia, Inc. Cl. A * ........        70,710      5,715,914
Michaels Stores, Inc.* .......        76,625      3,099,481
TJX Companies, Inc. (The) ....       135,115      5,888,312
                                               ------------
                                                 14,703,707
                                               ------------
SEMICONDUCTORS--8.5%
Altera Corporation * .........       264,675      5,441,717
Amkor Technology, Inc.* ......       214,600      4,313,460
Conexant Systems, Inc.* ......       234,925      2,396,235
Fairchild Semiconductor
  Corporation* ...............       428,525     11,544,464
Microchip Technology
  Incorporated* ..............       342,275     15,231,238
Novellus Systems, Inc. * .....       314,175     14,891,895
                                               ------------
                                                 53,819,009
                                               ------------
SOFTWARE--5.7%
BMC Software, Inc.* ..........       666,975      9,644,459
Intuit Inc.* .................       152,470      5,973,775
PeopleSoft, Inc.* ............       318,525      7,380,224
Rational Software Corporation*       606,505      8,836,778
Synopsys, Inc.* ..............        98,800      4,456,867
                                               ------------
                                                 36,292,103
                                               ------------
SPECIALTY RETAIL--6.0%
Abercrombie & Fitch Co. Cl. A*       196,255      5,887,650
AutoZone, Inc.* ..............        82,450      6,266,200
Bed Bath & Beyond Inc.* ......       169,400      6,296,598
Blockbuster Inc. Cl. A .......       125,265      3,582,579
Office Depot, Inc.* ..........       650,400     12,448,656
Tiffany & Co. ................        95,750      3,806,063
                                               ------------
                                                 38,287,746
                                               ------------
TEXTILES & APPAREL--.9%
Jones Apparel Group, Inc.* ...       152,470      5,938,707
                                               ------------
TRANSPORTATION--.5%
Swift Transportation Co. Inc.*       156,535      3,044,606
                                               ------------
Total Common Stocks
  (Cost $546,424,419) ........                  573,818,973
                                               ------------

                                   Principal
Short-Term Investments--1.4%        Amount
                                   ---------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
Federal Home Loan Mortgage
  Corporation, 1.79%, 5/1/02
  (Cost $9,100,000) ..........    $9,100,000      9,100,000
                                               ------------
Total Investments
  (Cost $555,524,419)(a) .....          92.0%   582,918,973
Other Assets in Excess of
  Liabilities ................           8.0     50,608,805
                                       -----   ------------
Net Assets ...................         100.0%  $633,527,778
                                       =====   ============




*     Non-income producing security.
(a) At April 30, 2002, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $555,524,419, amounted to $27,394,554 which consisted of aggregate gross unrealized appreciation of $44,094,278 and aggregate gross unrealized depreciation of $16,699,724.

                       See Notes to Financial Statements.

                                                                            -23-
THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO(i)
Financial Highlights
For a share outstanding throughout the period

CLASS A (ii)                                Six Months                                                           Ten Months
------------                                   Ended                        Year Ended October 31,                 Ended
                                             April 30,      --------------------------------------------------   October 31,
                                           2002(iii)(vi)      2001           2000          1999         1998      1997(iii)
                                           ------------     --------       --------      --------     --------   ----------

Net asset value, beginning of period ....    $   6.92       $  10.17       $   8.20      $   7.07     $   7.49     $   6.31
                                             --------       --------       --------      --------     --------     --------

Net investment income (loss) ............        (.04)(iv)      (.06)(iv)      (.04)(iv)     (.05)(iv)    (.03)(iv)    (.03)

Net realized and unrealized gain (loss)
  on investments ........................         .31          (2.01)          3.51          2.16          .43         1.21
                                             --------       --------       --------      --------     --------     --------

Total from investment operations ........         .27          (2.07)          3.47          2.11          .40         1.18

Distributions from net realized gains ...          --          (1.18)         (1.50)         (.98)        (.82)          --
                                             --------       --------       --------      --------     --------     --------

Net asset value, end of period ..........    $   7.19       $   6.92       $  10.17      $   8.20     $   7.07     $   7.49
                                             ========       ========       ========      ========     ========     ========

Total Return (v) ........................         3.9%        (21.9%)          47.7%         33.3%         7.2%        18.7%
                                             ========       ========       ========      ========     ========     ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .....................    $213,170       $154,412       $141,558      $ 49,246     $ 32,447     $  5,436
                                             ========       ========       ========      ========     ========     ========

  Ratio of expenses to average
    net assets ..........................        1.36%          1.31%          1.29%         1.31%        1.34%        1.40%
                                             ========       ========       ========      ========     ========     ========

  Ratio of net investment income (loss)
    to average net assets ...............       (1.08%)         (.77%)         (.46%)        (.58%)       (.53%)       (.83%)
                                             ========       ========       ========      ========     ========     ========

  Portfolio Turnover Rate ...............      162.99%        115.45%         97.11%       203.86%      180.98%      160.09%
                                             ========       ========       ========      ========     ========     ========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.
(ii)  Initially offered January 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.
(vi)  Unaudited.








                       See Notes to Financial Statements.

                                                                            -24-
THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO(i)
Financial Highlights
For a share outstanding throughout the period

CLASS B                                      Six Months
-------                                         Ended                           Year Ended October 31,
                                              April 30,    -----------------------------------------------------------------
                                              2002(ii)       2001          2000           1999          1998          1997
                                            -----------    --------      --------       --------      --------      --------
Net asset value, beginning of period .....   $   6.58      $   9.79      $   8.00       $   6.96      $   7.44      $   6.29
                                             --------      --------      --------       --------      --------      --------

Net investment income (loss) .............       (.06)(iii)    (.11)(iii)    (.12)(iii)     (.11)(iii)    (.10)         (.10)

Net realized and unrealized gain (loss)
  on investments .........................        .28         (1.92)          3.41          2.13           .44          1.41
                                             --------      --------      --------       --------      --------      --------

Total from investment operations .........        .22         (2.03)         3.29           2.02           .34          1.31

Distributions from net realized gains ....         --         (1.18)        (1.50)          (.98)         (.82)         (.16)
                                             --------      --------      --------       --------      --------      --------

Net asset value, end of period ...........   $   6.80      $   6.58      $   9.79       $   8.00      $   6.96      $   7.44
                                             ========      ========      ========       ========      ========      ========

Total Return (iv) ........................        3.3%        (22.4%)        46.4%          32.3%          6.2%         21.4%
                                             ========      ========      ========       ========      ========      ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ......................   $357,851      $426,699      $532,476       $248,139      $191,934      $166,475
                                             ========      ========      ========       ========      ========      ========

  Ratio of expenses to average
    net assets ...........................       2.11%         2.06%         2.04%          2.07%         2.10%         2.19%
                                             ========      ========      ========       ========      ========      ========

  Ratio of net investment income (loss)
    to average net assets ................      (1.84%)       (1.49%)       (1.23%)        (1.39%)       (1.38%)       (1.58%)
                                             ========      ========      ========       ========      ========      ========

  Portfolio Turnover Rate ................     162.99%       115.45%        97.11%         203.86%      180.98%       160.09%
                                             ========      ========      ========       ========      ========      ========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Does not reflect the effect of any sales charges.






                       See Notes to Financial Statements.

                                                                            -25-
THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO(i)
Financial Highlights
For a share outstanding throughout the period

CLASS C (ii)                                   Six Months                                                          Three Months
------------                                      Ended                      Year Ended October 31,                   Ended
                                                April 30,     --------------------------------------------------    October 31,
                                              2002(iii)(vi)     2001           2000          1999         1998       1997(iii)
                                              -------------   --------       --------      --------     --------     -------

Net asset value, beginning of period ......     $   6.56      $   9.77       $   7.99      $   6.95     $   7.44     $  7.50
                                                --------      --------       --------      --------     --------     -------

Net investment income (loss) ..............         (.06)(iv)     (.11)(iv)      (.11)(iv)     (.11)(iv)    (.09)(iv)   (.01)

Net realized and unrealized gain (loss)
  on investments ..........................          .29         (1.92)          3.39          2.13          .42        (.05)
                                                --------      --------       --------      --------     --------     -------

Total from investment operations ..........          .23         (2.03)          3.28          2.02          .33        (.06)

Distributions from net realized gains .....           --         (1.18)         (1.50)         (.98)        (.82)         --
                                                --------      --------       --------      --------     --------     -------

Net asset value, end of period ............     $   6.79      $   6.56       $   9.77      $   7.99     $   6.95     $  7.44
                                                ========      ========       ========      ========     ========     =======

Total Return (v) ..........................          3.5%        (22.4%)         46.4%         32.4%         6.1%        (.7%)
                                                ========      ========       ========      ========     ========     =======

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .......................     $ 62,507      $ 53,592       $ 51,335      $ 10,827     $  1,759     $    84
                                                ========      ========       ========      ========     ========     =======

  Ratio of expenses to average
    net assets ............................         2.11%         2.06%          2.04%         2.08%        2.08%       1.97%
                                                ========      ========       ========      ========     ========     =======

  Ratio of net investment income (loss)
    to average net assets .................        (1.84%)       (1.51%)        (1.22%)       (1.40%)      (1.26%)     (1.55%)
                                                ========      ========       ========      ========     ========     =======

  Portfolio Turnover Rate .................       162.99%       115.45%         97.11%       203.86%      180.98%     160.09%
                                                ========      ========       ========      ========     ========     =======

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.
(ii)  Initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.
(vi)  Unaudited.



                       See Notes to Financial Statements.

                                                                            -26-
THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002

Common Stocks--98.3%                     Shares      Value
                                         ------      -----
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems Inc.* .......        37,950   $  4,087,215
L-3 Communications
  Holdings, Inc.*+ ..............        33,950      4,338,131
                                                  ------------
                                                     8,425,346
                                                  ------------
BANKS--2.6%
Commerce Bancorp, Inc.+ .........        92,300      4,558,697
Fifth Third Bancorp .............       115,595      7,928,661
Mellon Financial Corporation ....       206,900      7,812,544
                                                  ------------
                                                    20,299,902
                                                  ------------
BIOTECHNOLOGY--8.4%
Cephalon, Inc.*+ ................       131,400      7,705,296
Gilead Sciences Inc.* ...........       455,600     14,178,272
IDEC Pharmaceuticals
  Corporation*+ .................       435,495     23,930,450
Immunex Corporation* ............       571,900     15,521,366
Millennium Pharmaceuticals, Inc.*+      216,600      4,323,336
                                                  ------------
                                                    65,658,720
                                                  ------------
BUILDING &
  CONSTRUCTION--1.6%
D.R. Horton, Inc.+ ..............       278,160      7,176,528
Masco Corporation ...............       184,100      5,173,210
                                                  ------------
                                                    12,349,738
                                                  ------------
BUSINESS SERVICES--1.3%
Siebel Systems, Inc.* ...........       415,200     10,043,688
                                                  ------------
COMMERCIAL SERVICES &
  SUPPLIES--9.1%
Apollo Group, Inc. Cl. A* .......       119,550      4,583,547
Avery Dennison Corporation ......        58,800      3,766,140
BISYS Group, Inc. (The)* ........       230,500      7,883,100
Career Education Corporation* ...       104,400      4,692,780
Concord EFS, Inc.* ..............       296,200      9,653,157
eBay Inc.* ......................       311,300     16,530,030
First Data Corporation ..........       233,500     18,560,915
Sabre Holdings Corporation Cl. A*       109,000      5,068,500
                                                  ------------
                                                    70,738,169
                                                  ------------
COMMUNICATION
  EQUIPMENT--3.8%
Brocade Communications
  Systems, Inc.* ................       479,735     12,276,419
Emulex Corporation*+ ............       225,600      6,540,144
UTStarcom, Inc.*+ ...............       425,100     10,414,950
                                                  ------------
                                                    29,231,513
                                                  ------------
COMPUTERS &
  PERIPHERALS--.9%
Agilent Technologies, Inc.* .....       244,900      7,359,245
                                                  ------------

CONSUMER PRODUCTS--1.7%
NIKE, Inc. Cl. B ................        60,440   $  3,223,265
Procter & Gamble Company (The) ..       108,300      9,775,158
                                                  ------------
                                                    12,998,423
                                                  ------------
DIVERSIFIED
  FINANCIALS--3.4%
Capital One Financial Corporation       225,700     13,517,173
Citigroup Inc. ..................        95,600      4,139,480
USA Education Inc. ..............        94,700      9,076,995
                                                  ------------
                                                    26,733,648
                                                  ------------
ENERGY EQUIPMENT &
  SERVICES--3.3%
BJ Services Company .............       202,900      7,454,546
Cooper Cameron Corporation* .....       193,900     10,633,476
Nabors Industries, Inc.* ........       163,800      7,461,090
                                                  ------------
                                                    25,549,112
                                                  ------------
FOOD & BEVERAGES--.6%
Dean Foods Company*+ ............       118,200      4,375,764
                                                  ------------
HEALTHCARE EQUIPMENT &
  SUPPLIES--4.6%
Alcon, Inc.* ....................       155,195      5,377,507
Baxter International Inc. .......       204,400     11,630,360
Guidant Corporation* ............       200,400      7,535,040
St. Jude Medical, Inc.* .........       136,760     11,379,800
                                                  ------------
                                                    35,922,707
                                                  ------------
HEALTHCARE PROVIDERS &
  SERVICES--5.8%
AmerisourceBergen Corporation ...       215,110     16,671,025
Anthem, Inc.* ...................       149,300     10,182,260
Express Scripts, Inc.* ..........        74,045      4,680,384
Quest Diagnostics Incorporated* .       143,100     13,155,182
                                                  ------------
                                                    44,688,851
                                                  ------------
HOTELS, RESTAURANTS &
  LEISURE--3.4%
Brinker International, Inc.* ....       270,150      9,303,966
MGM MIRAGE*+ ....................       200,950      8,068,143
Starwood Hotels & Resorts
  Worldwide, Inc. ...............       244,000      9,223,200
                                                  ------------
                                                    26,595,309
                                                  ------------
HOUSEHOLD DURABLES--.4%
Stanley Works (The) .............        59,800      2,779,504
                                                  ------------
INFORMATION TECHNOLOGY
  CONSULTING &
  SERVICES--1.5%
Affiliated Computer Services,
  Inc. Cl. A*+ ..................       221,200     11,960,284
                                                  ------------

                                                                            -27-
THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2002

Common Stocks--(cont.)                  Shares        Value
                                        ------        -----

INSURANCE--1.9%
Radian Group Inc. ................       155,980   $  8,095,362
XL Capital Ltd. Cl. A ............        71,300      6,727,155
                                                   ------------
                                                     14,822,517
                                                   ------------
LEISURE EQUIPMENT &
  PRODUCTS--.6%
Activision, Inc.*+ ...............       156,400     4,923,472
                                                   ------------
MACHINERY--.7%
Danaher Corporation ..............        75,000      5,368,500
                                                   ------------
MEDIA--4.4%
Clear Channel Communications, Inc.       206,790      9,708,791
TMP Worldwide Inc.* ..............       238,300      7,189,511
Tribune Company ..................       140,100      6,188,216
Viacom Inc. Cl. B* ...............       230,300     10,847,130
                                                   ------------
                                                     33,933,648
                                                   ------------
MULTILINE RETAIL--2.4%
Wal-Mart Stores, Inc. ............       340,050     18,995,193
                                                   ------------
PHARMACEUTICALS--6.5%
Abbott Laboratories ..............       158,300      8,540,285
Forest Laboratories, Inc.* .......       101,000      7,791,140
Johnson & Johnson ................       277,000     17,689,220
Pfizer Inc. ......................       227,822      8,281,330
Wyeth ............................       141,330      8,055,810
                                                   ------------
                                                     50,357,785
                                                   ------------
RETAIL--3.9%
Expedia, Inc. Cl. A*+ ............       161,125     13,024,701
Michaels Stores, Inc.*+ ..........       223,600      9,044,620
Walgreen Co. .....................       222,700      8,411,379
                                                   ------------
                                                     30,480,700
                                                   ------------
SEMICONDUCTORS--9.9%
Applied Materials, Inc.* .........       625,690     15,216,781
Intel Corporation ................       341,180      9,761,160
Intersil Corporation Cl. A*+ .....       305,500      8,202,675
Marvell Technology Group Ltd.*+ ..       171,800      6,184,800
Maxim Integrated Products, Inc.* .       398,795     19,859,991
Micron Technology, Inc.* .........       383,700      9,093,690
Teradyne, Inc.* ..................       256,490      8,451,346
                                                   ------------
                                                     76,770,443
                                                   ------------
SOFTWARE--4.8%
Adobe Systems Incorporated .......       112,500      4,495,500
Microsoft Corporation* ...........       389,600     20,360,496
THQ Inc.*+ .......................       147,443      5,169,334
VERITAS Software Corporation* ....       269,500      7,637,630
                                                   ------------
                                                     37,662,960
                                                   ------------
SPECIALTY RETAIL--8.8%
Abercrombie & Fitch Co. Cl. A*+ ..       393,800     11,814,000
AutoZone, Inc.* ..................        62,700      4,765,200
Barnes & Noble, Inc.*+ ...........       218,900      6,615,158
Bed Bath & Beyond Inc.* ..........       172,000      6,393,240
Chico's FAS, Inc.*+ ..............       177,450      6,402,396
Home Depot, Inc. .................       186,675      8,656,120
Lowe's Companies, Inc. ...........       280,010     11,841,623
Office Depot, Inc.* ..............       427,400      8,180,436
Pier 1 Imports, Inc. .............       161,900      3,877,505
                                                   ------------
                                                     68,545,678
                                                   ------------
TOYS--.9%
Mattel, Inc. .....................       323,400      6,674,976
                                                   ------------
Total Common Stocks
  (Cost $744,178,563) ............                  764,245,795
                                                   ------------

OTHER SHORT-TERM
  INVESTMENTS--12.7%

Securities Lending Quality Trust
  (Cost $98,673,142)(b) ..........    98,673,142     98,673,142
                                                   ------------
Total Investments
  (Cost $842,851,705)(a) .........         111.0%   862,918,937
Liabilities in Excess of Other
  Assets .........................         (11.0)   (85,818,442)
                                          ------   ------------
Net Assets .......................         100.0%  $777,100,495
                                          ======   ============

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At April 30, 2002, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $842,851,705, amounted to $20,067,232 which consisted of aggregate gross unrealized appreciation of $62,576,176 and aggregate gross unrealized depreciation of $42,508,944.

(b)  Represents investment of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

                                                                            -28-
THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO(i)
Financial Highlights
For a share outstanding throughout the period

CLASS A (ii)                              Six Months                                                                  Ten Months
------------                                 Ended                          Year Ended October 31,                      Ended
                                           April 30,      -------------------------------------------------------     October 31,
                                         2002(iii)(vi)       2001            2000           1999          1998         1997(iii)
                                         ------------     -----------     -----------    ----------    ----------     ----------
Net asset value, beginning of period ...  $      8.21     $     13.54     $     13.57    $     9.03    $     8.72     $     7.20
                                          -----------     -----------     -----------    ----------    ----------     ----------

Net investment income (loss) ...........         (.04)(iv)       (.05)(iv)       (.11)(iv)     (.12)(iv)     (.05)(iv)      (.03)

Net realized and unrealized gain (loss)
  on investments .......................         (.01)          (4.80)           2.01          5.50           .90           1.55
                                          -----------     -----------     -----------    ----------    ----------     ----------

Total from investment operations .......         (.05)          (4.85)           1.90          5.38           .85           1.52

Distributions from net realized gains ..           --            (.48)          (1.93)         (.84)         (.54)            --
                                          -----------     -----------     -----------    ----------    ----------     ----------

Net asset value, end of period .........  $      8.16     $      8.21     $     13.54    $    13.57    $     9.03     $     8.72
                                          ===========     ===========     ===========    ==========    ==========     ==========

Total Return (v) .......................         (0.6%)         (36.8%)          12.6%         63.9%         10.7%          21.2%
                                          ===========     ===========     ===========    ==========    ==========     ==========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ....................  $   166,289     $   179,365     $   366,296    $  147,929    $   54,415     $   15,572
                                          ===========     ===========     ===========    ==========    ==========     ==========

  Ratio of expenses to average
    net assets .........................         1.47%           1.40%           1.36%         1.44%         1.49%          1.53%
                                          ===========     ===========     ===========    ==========    ==========     ==========

  Ratio of net investment income (loss)
    to average net assets ..............         (.99%)          (.46%)          (.66%)        (.98%)        (.67%)         (.85%)
                                          ===========     ===========     ===========    ==========    ==========     ==========

  Portfolio Turnover Rate ..............       101.54%         102.58%         132.37%       186.93%       184.07%        157.63%
                                          ===========     ===========     ===========    ==========    ==========     ==========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred January 8, 1998.
(ii)  Initially offered January 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.
(vi)  Unaudited.




                       See Notes to Financial Statements.

                                                                            -29-
THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO(i)
Financial Highlights
For a share outstanding throughout the period

CLASS B                                   Six Months
-------                                      Ended                                 Year Ended October 31,
                                           April 30,     ------------------------------------------------------------------------
                                           2002(ii)         2001              2000          1999           1998           1997
                                         -----------     ----------        ----------     -----------    -----------    ----------
Net asset value, beginning of period ..  $     7.88      $    13.09        $    13.28     $      8.90     $     8.67    $     7.21
                                         ----------      ----------        ----------     -----------     ----------    ----------

Net investment income (loss) ..........        (.07)(iii)      (.12)(iii)        (.22)(iii)      (.21)(iii)     (.13)(iii)    (.11)

Net realized and unrealized gain (loss)
  on investments ......................        (.01)          (4.61)             1.96            5.43            .90          1.62
                                         ----------      ----------        ----------     -----------     ----------    ----------

Total from investment operations ......        (.08)          (4.73)             1.74            5.22            .77           1.51

Distributions from net realized gains .          --            (.48)            (1.93)           (.84)          (.54)         (.05)
                                         ----------      ----------        ----------     -----------     ----------    ----------

Net asset value, end of period ........  $     7.80      $    7.88         $    13.09     $     13.28     $     8.90    $     8.67
                                         ==========      ==========        ==========     ===========     ==========    ==========

Total Return (iv) .....................        (1.0%)         (37.2%)            11.6%           63.0%           9.9%         21.0%
                                         ==========      ==========        ==========     ===========     ==========    ==========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ...................  $  524,937      $  572,068        $1,056,831     $   594,971     $  242,941    $  212,895
                                         ==========      ==========        ==========     ===========     ==========    ==========

  Ratio of expenses to average
    net assets ........................        2.23%           2.15%             2.11%           2.21%          2.26%         2.38%
                                         ==========      ==========        ==========     ===========     ==========    ==========

  Ratio of net investment income (loss)
    to average net assets .............       (1.74%)         (1.20%)           (1.41%)         (1.77%)        (1.48%)       (1.72%)
                                         ==========      ==========        ==========     ===========     ==========    ==========

  Portfolio Turnover Rate .............      101.54%         102.58%           132.37%         186.93%        184.07%       157.63%
                                         ==========      ==========        ==========     ===========     ==========    ==========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred January 8, 1998.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)  Does not reflect the effect of any sales charges.



                       See Notes to Financial Statements.

                                                                            -30-
THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO(i)
Financial Highlights
For a share outstanding throughout the period

CLASS C (ii)                             Six Months                                                                   Three Months
------------                                 Ended                   Year Ended October 31,                               Ended
                                           April 30,   -----------------------------------------------------------     October 31,
                                         2002(iii)(vi)    2001            2000            1999            1998          1977(iii)
                                         ------------- ----------      -----------     -----------     -----------     ----------
Net asset value, beginning of period ..  $     7.87    $    13.09      $     13.27     $      8.90     $      8.67     $     9.22
                                         ----------    ----------      -----------     -----------     -----------     ----------

Net investment income (loss) ..........        (.07)(iv)     (.12)(iv)        (.22)(iv)       (.22)(iv)       (.12)(iv)      (.02)

Net realized and unrealized gain (loss)
  on investments ......................         .00         (4.62)            1.97            5.43             .89           (.53)
                                         ----------    ----------      -----------     -----------     -----------     ----------

Total from investment operations ......        (.07)        (4.74)            1.75            5.21             .77           (.55)

Distributions from net realized gains .          --          (.48)           (1.93)           (.84)           (.54)            --
                                         ----------    ----------      -----------     -----------     -----------     ----------

Net asset value, end of period ........  $     7.80    $     7.87      $     13.09     $     13.27     $      8.90     $     8.67
                                         ==========    ==========      ===========     ===========     ===========     ==========

Total Return (v) ......................        (0.9%)       (37.2%)           11.7%           62.9%            9.9%          (6.0%)
                                         ==========    ==========      ===========     ===========     ===========     ==========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ...................  $   85,875    $   96,451      $   180,663     $    43,789     $     2,967     $      631
                                         ==========    ==========      ===========     ===========     ===========     ==========

  Ratio of expenses to average
    net assets ........................        2.23%         2.15%            2.12%           2.21%           2.25%          2.25%
                                         ==========    ==========      ===========     ===========     ===========     ==========

  Ratio of net investment income (loss)
    to average net assets .............       (1.74%)       (1.20%)          (1.42%)         (1.80%)         (1.46%)        (1.80%)
                                         ==========    ==========      ===========     ===========     ===========     ==========

  Portfolio Turnover Rate .............      101.54%       102.58%          132.37%         186.93%         184.07%        157.63%
                                         ==========    ==========      ===========     ===========     ===========     ==========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred January 8, 1998.
(ii)  Initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.
(vi)  Unaudited.







                       See Notes to Financial Statements.

                                                                            -31-
THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2002


U.S. GOVERNMENT &              PRINCIPAL
AGENCY OBLIGATIONS--134.0%      AMOUNT        VALUE
                                ------        ------


Federal Agricultural Mortgage Corp.,
  1.79%, 5/1/02 ............. $30,000,000  $ 30,000,000
Federal Home Loan Banks,
  1.79%, 5/1/02 ............. 30,000,000     30,000,000
  1.72%, 5/6/02 ............. 10,000,000      9,997,611
  1.70%, 5/15/02 ............ 10,000,000      9,993,389
  1.67%, 5/22/02 ............ 10,000,000      9,990,258
  1.72%, 5/29/02 ............ 10,000,000      9,986,622
  1.75%, 6/7/02 ............. 10,000,000      9,982,014
Federal Home Loan Mortgage Corp.,
  1.79%, 5/1/02 ............. 30,000,000     30,000,000
  1.73%, 5/2/02 ............. 10,000,000      9,999,519
  1.74%, 6/28/02 ............ 10,000,000      9,971,967
  1.88%, 8/9/02 ............. 10,000,000      9,947,778
  1.80%, 8/15/02 ............ 10,000,000      9,947,000
Federal National Mortgage Assoc.,
  1.79%, 5/1/02 ............. 30,000,000     30,000,000
  1.74%, 6/21/02 ............ 10,000,000      9,975,350
  1.78%, 7/8/02 ............. 10,000,000      9,966,378
  1.87%, 7/15/02 ............ 10,000,000      9,961,042
  1.90%, 7/24/02 ............ 10,000,000      9,955,667
  1.94%, 8/1/02 ............. 10,000,000      9,950,422
  1.85%, 9/16/02 ............ 10,000,000      9,929,083
Student Loan Marketing Assoc.,
  1.79%, 5/1/02 ............. 48,500,000     48,500,000
                                           ------------

Total Investments
  (Cost $318,054,100)(a) ....      134.0%   318,054,100
Liabilities in Excess of Other
  Assets ....................      (34.0)   (80,650,282)
                                   -----   ------------
Net Assets                         100.0%  $237,403,818
                                   =====   ============







(a) At April 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

                                                                            -32-
THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                            Six Months
                                               Ended                     Year Ended October 31,
                                             April 30,  --------------------------------------------------------
                                              2002(i)     2001        2000        1999       1998        1997
                                            ---------   ---------   ---------  ---------   ---------   ---------
Net asset value, beginning of period .....  $  1.0000   $  1.0000   $  1.0000  $  1.0000   $  1.0000   $  1.0000
                                            ---------   ---------   ---------  ---------   ---------   ---------
Net investment income ....................      .0052       .0387       .0527      .0423       .0476       .0479
Dividends from net investment income .....     (.0052)     (.0387)     (.0527)    (.0423)     (.0476)     (.0479)
                                            ---------   ---------   ---------  ---------   ---------   ---------
Net asset value, end of period ...........  $  1.0000   $  1.0000   $  1.0000  $  1.0000  $   1.0000   $  1.0000
                                            =========   =========   =========  =========   =========   =========
Total Return .............................        0.5%        3.9%        5.4%       4.3%        4.9%        4.9%
                                            =========   =========   =========  =========   =========   =========
Ratios and Supplemental Data:
  Net assets, end of period
  (000's omitted) ........................  $ 237,404    $402,515    $233,526   $241,310    $172,862    $179,407
                                            =========   =========   =========  =========   =========   =========
Ratio of expenses to average net assets ..        .75%        .71%        .78%       .72%        .76%        .81%
                                            =========   =========   =========  =========   =========   =========
Ratio of net investment income
  to average net assets ..................       1.06%       3.88%       5.14%      4.37%       4.84%       4.76%
                                            =========   =========   =========  =========   =========   =========

(i)  Unaudited.  Ratios  have  been  annualized;   total  return  has  not  been
     annualized.


                       See Notes to Financial Statements.

                                                                            -33-
THE ALGER FUND
STATEMENTS OF ASSETS AND  LIABILITIES
(in thousands, except per share amounts) (Unaudited)
April 30, 2002

                                                                        Small                                Capital
                                                         LargeCap     Capital-                   MidCap       Appre-       Money
                                                          Growth       ization    Balanced       Growth      ciation       Market
ASSETS:                                                  Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Investments in securities, at value
  (identified cost*)--see accompanying
  schedules of investments ...........................  $  770,557   $  193,537   $  333,021   $  582,919   $  862,919   $  318,054
Cash .................................................          94          111           67          554           26          267
Receivable for investment securities sold ............       2,248        2,953        3,072       47,221       18,070           --
Receivable for shares of beneficial
  interest sold ......................................      31,780        2,840          831       42,875       17,335        7,827
Dividends and interest receivable ....................         262            9        2,019           69          146           --
Prepaid expenses .....................................          72           43           39           --           88           51
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Total Assets .........................................     805,013      199,493      339,049      673,638      898,584      326,199
                                                        ----------   ----------   ----------   ----------   ----------   ----------

LIABILITIES:
Payable for securities loaned ........................      23,033           --        7,077           --       98,673           --
Bank loan payable ....................................          --           --           --           --        1,550           --
Payable for investment
  securities purchased ...............................          --        3,773           --       29,281       16,395           --
Payable for shares of beneficial
  interest redeemed ..................................       2,189        1,532        5,237        9,482        2,940       88,420
Interest payable .....................................          10           --           --            5           13           --
Accrued investment management fees ...................         490          137          206          401          561          121
Accrued transfer agent fees ..........................         580          232          164          418          709          131
Accrued distribution fees ............................         343           80          141          263          391           --
Accrued shareholder servicing fees ...................         163           40           69          125          165           --
Dividends payable--Note 2(e) .........................          --           --           --           --           --           47
Accrued expenses .....................................         129           69           77          135           87           76
                                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total Liabilities ..................................      26,937        5,863       12,971       40,110      121,484       88,795
                                                        ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS ...........................................  $  778,076   $  193,630   $  326,078   $  633,528   $  777,100   $  237,404
                                                        ==========   ==========   ==========   ==========   ==========   ==========
Net Assets Consist of:
  Paid-in capital ....................................  $1,022,012   $  350,271   $  371,170   $  693,692   $1,302,322   $  237,701
  Undistributed net investment
    income (accumulated loss) ........................     (13,918)      (6,152)         823      (14,520)     (18,676)          --
  Undistributed net realized
    gain (accumulated loss) ..........................    (220,716)    (166,218)     (46,196)     (73,039)    (526,613)        (297)
  Net unrealized appreciation (depreciation) .........      (9,302)      15,729          281       27,395       20,067           --
                                                        ----------   ----------   ----------   ----------   ----------   ----------

NET ASSETS ...........................................  $  778,076   $  193,630   $  326,078   $  633,528   $  777,100   $  237,404
                                                        ==========   ==========   ==========   ==========   ==========   ==========
Class A
   Net Asset Value Per Share .........................  $     9.35   $     3.78   $    18.00   $     7.19   $     8.16           --
                                                        ==========   ==========   ==========   ==========   ==========   ==========
   Offering Price Per Share ..........................  $     9.87   $     3.99   $    19.00   $     7.59   $     8.61           --
                                                        ==========   ==========   ==========   ==========   ==========   ==========
Class B
   Net Asset Value and
   Offering Price Per Share ..........................  $     8.88   $     3.58   $    17.62   $     6.80   $     7.80   $     1.00
                                                        ==========   ==========   ==========   ==========   ==========   ==========
Class C
  Net Asset Value Per Share ..........................  $     8.88   $     3.58   $    17.69   $     6.79   $     7.80           --
                                                        ==========   ==========   ==========   ==========   ==========   ==========
  Offering Price Per Share ...........................  $     8.97   $     3.62   $    17.87   $     6.86   $     7.88           --
                                                        ==========   ==========   ==========   ==========   ==========   ==========
Shares of beneficial interest outstanding--Note 6
  Class A ............................................      26,603       17,803        5,649       29,648       20,370           --
                                                        ==========   ==========   ==========   ==========   ==========   ==========
  Class B ............................................      53,919       33,942        9,389       52,625       67,297      237,702
                                                        ==========   ==========   ==========   ==========   ==========   ==========
  Class C ............................................       5,677        1,365        3,330        9,208       11,014           --
                                                        ==========   ==========   ==========   ==========   ==========   ==========

*Identified cost .....................................  $  779,859   $  177,808   $  332,740   $  555,524   $  842,852   $  318,054
                                                        ==========   ==========   ==========   ==========   ==========   ==========

                                            See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF OPERATIONS (in thousands) (Unaudited)
For the six months ended April 30, 2002

                                                                       Small                                 Capital
                                                        LargeCap     Capital-                   MidCap       Appre-        Money
                                                         Growth       ization     Balanced      Growth       ciation      Market
INVESTMENT INCOME:                                      Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Income:
  Dividends ..........................................  $    3,258   $       81   $      765   $      470   $    1,497   $       --
  Interest ...........................................         399          114        3,855          403          580        2,792
                                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total Income .......................................       3,657          195        4,620          873        2,077        2,792
                                                        ----------   ----------   ----------   ----------   ----------   ----------

Expenses:
  Management fees--Note 3(a) .........................       3,208          850        1,243        2,559        3,661          769
  Distribution fees--Note 3(b):
    Class B ..........................................       2,069          483          623        1,463        2,167           --
    Class C ..........................................         196           17          223          220          355           --
  Shareholder servicing fees--Note 3(f) ..............       1,069          250          414          800        1,077           --
  Interest on line of credit utilized--Note 5 ........          14           --           --           19           15           --
  Custodian fees .....................................          45           19           20           42           48           24
  Transfer agent fees and
    expenses--Note 3(e) ..............................       1,117          465          329          786        1,432          279
  Professional fees ..................................          20           14            8           18           15            7
  Trustees' fees .....................................           4            4            4            4            4            4
  Registration fees ..................................          26           29           28           49           24           30
  Miscellaneous ......................................         104           30           27           78           77           47
                                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total Expenses .....................................       7,872        2,161        2,919        6,038        8,875        1,160
                                                        ----------   ----------   ----------   ----------   ----------   ----------
NET INVESTMENT
  INCOME (LOSS) ......................................      (4,215)      (1,966)       1,701       (5,165)      (6,798)       1,632
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Realized and Unrealized
  gain (loss) on Investments
Net realized gain (loss) on investments ..............     (36,849)         346       (8,025)         360      (73,615)          --
Net change in unrealized appreciation
  (depreciation) on investments ......................      34,373       15,579          859       34,557       74,335           --
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Net realized and unrealized
  gain (loss) on investments .........................      (2,476)      15,925       (7,166)      34,917          720           --
                                                        ----------   ----------   ----------   ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .........................................  $   (6,691)  $   13,959   $   (5,465)  $   29,752   $   (6,078)  $    1,632
                                                        ==========   ==========   ==========   ==========   ==========   ==========

                                            See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands) (Unaudited)
For the six months ended April 30, 2002

                                                                       Small                                 Capital
                                                        LargeCap     Capital-                   MidCap       Appre-        Money
                                                         Growth       ization     Balanced      Growth       ciation      Market
                                                        Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss) .........................  $   (4,215)  $   (1,966)  $    1,701   $   (5,165)  $   (6,798)  $    1,632
Net realized gain (loss) on investments ..............     (36,849)         346       (8,025)         360      (73,615)          --
Net change in unrealized appreciation
  (depreciation) on investments ......................      34,373       15,579          859       34,557       74,335           --
                                                        ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease) in net assets
    resulting from operations ........................      (6,691)      13,959       (5,465)      29,752       (6,078)       1,632
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Dividends to shareholders from:
 Net investment income

  Class A ............................................          --           --       (2,370)          --           --           --

  Class B ............................................          --           --       (2,209)          --           --       (1,632)

  Class C ............................................          --           --         (811)          --           --           --
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Total dividends to shareholders ......................          --           --       (5,390)          --           --       (1,632)
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) from shares of beneficial
  interest transactions:

  Class A ............................................      22,593       (1,872)       3,956       49,940      (10,301)          --

  Class B ............................................    (101,590)     (17,792)      11,961      (88,263)     (44,086)    (165,111)

  Class C ............................................       2,439          378        3,617        7,396      (10,319)          --
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) from shares of
  beneficial interest transactions--Note 6 ...........     (76,558)     (19,286)      19,534      (30,927)     (64,706)    (165,111)
                                                        ----------   ----------   ----------   ----------   ----------   ----------
  Total increase (decrease) ..........................     (83,249)      (5,327)       8,679       (1,175)     (70,784)    (165,111)

Net Assets:

  Beginning of period ................................     861,325      198,957      317,399      634,703      847,884      402,515
                                                        ----------   ----------   ----------   ----------   ----------   ----------
  End of period ......................................  $  778,076   $  193,630   $  326,078   $  633,528   $  777,100   $  237,404
                                                        ==========   ==========   ==========   ==========   ==========   ==========
Undistributed net investment
  income (accumulated loss) ..........................  $  (13,918)  $   (6,152)  $      823   $  (14,520)  $  (18,676)  $       --
                                                        ==========   ==========   ==========   ==========   ==========   ==========

                                            See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 2001

                                                                       Small                                 Capital
                                                        LargeCap     Capital-                   MidCap       Appre-        Money
                                                         Growth       ization     Balanced      Growth       ciation      Market
                                                        Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss) .........................  $   (9,703)  $   (4,186)  $    5,264   $   (9,355)  $  (11,878)  $   13,439

Net realized loss on investments .....................    (172,699)    (166,193)     (37,024)     (64,016)    (431,225)        (218)

Net change in unrealized appreciation
  (depreciation) on investments ......................    (169,262)     (24,972)      (7,862)    (103,577)    (121,549)          --
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets
  resulting from operations ..........................    (351,664)    (195,351)     (39,622)    (176,948)    (564,652)      13,221
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Dividends and distributions to  shareholders from:

  Net investment income

    Class A ..........................................          --           --       (1,065)          --           --           --

    Class B ..........................................          --           --       (1,254)          --           --      (13,439)

    Class C ..........................................          --           --         (441)          --           --           --

  Net realized gains

    Class A ..........................................     (18,355)     (20,030)          --      (14,320)     (10,161)          --

    Class B ..........................................     (60,776)     (67,405)          --      (64,744)     (37,779)          --

    Class C ..........................................      (4,659)      (2,276)          --       (6,442)      (6,592)          --
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Total dividends and distributions to shareholders ....     (83,790)     (89,711)      (2,760)     (85,506)     (54,532)     (13,439)
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) from shares of beneficial
  interest transactions:

    Class A ..........................................       7,650       22,542       21,325       60,822      (64,520)          --

    Class B ..........................................     (10,769)      13,133       47,431       87,484      (61,794)     169,207

    Class C ..........................................       7,784          194       15,639       23,482      (10,408)          --
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) from shares of
  beneficial interest transactions--Note 6 ...........       4,665       35,869       84,395      171,788     (136,722)     169,207
                                                        ----------   ----------   ----------   ----------   ----------   ----------
    Total increase (decrease) ........................    (430,789)    (249,193)      42,013      (90,666)    (755,906)     168,989

Net Assets:

    Beginning of year ................................   1,292,114      448,150      275,386      725,369    1,603,790      233,526
                                                        ----------   ----------   ----------   ----------   ----------   ----------
End of year ..........................................  $  861,325   $  198,957   $  317,399   $  634,703   $  847,884   $  402,515
                                                        ==========   ==========   ==========   ==========   ==========   ==========
Undistributed net investment
  income (accumulated loss) ..........................  $   (9,703)  $   (4,186)  $    4,512   $   (9,355)  $  (11,878)  $       --
                                                        ==========   ==========   ==========   ==========   ==========   ==========

                                            See Notes to Financial Statements.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- General:

     The Alger Fund (the OFundO) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--LargeCap Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the OPortfoliosO). The LargeCap Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Portfolio's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

     Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A and Class C shares were first offered on January 1, 1997 and August 1, 1997, respectively. Class A shares are generally subject to an initial sales charge while Class B shares are generally subject to a deferred sales charge. Class C shares are generally subject to an initial sales charge and a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2 -- Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the NewYork Stock Exchange (the ONYSEO) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

     Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

     The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     Effective November 1, 2000, premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities. This change in accounting policy which has been applied retroactively had no material effect on the accompanying financial statements.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At April 30, 2002, the value of securities loaned and collateral received thereon were as follows:

                                                        Value of
                                                       Securities     Value of
                                                         Loaned      Collateral
                                                       -----------   -----------
LargeCap Growth Portfolio ..........................   $22,689,615   $23,032,831
Small Capitalization Portfolio .....................     6,689,226     7,417,334
Balanced Portfolio .................................     6,978,120     7,077,232
MidCap Growth Portfolio ............................            --            --
Capital Appreciation Portfolio .....................    99,285,508    98,673,142
Money Market Portfolio .............................            --            --

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

     The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

     With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

     Each class is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions, other than the Money Market Portfolio, may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2001, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio reclassified $30,796,626, $58,952,361, $64,677, $16,040,977 and $35,548,213, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 2001, the net capital loss carryforwards of the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio which may be used to offset future net realized gains were approximately

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


$164,971,000, $162,218,000, $35,419,000, $68,890,000, $450,587,000 and $296,000,
respectively, and expire between 2002 and 2009.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- Investment Management Fees and Other Transactions with Affiliates:

(a)  INVESTMENT  MANAGEMENT  FEES: Fees incurred by each Portfolio,  pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. (OAlger ManagementO), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

     LargeCap Growth Portfolio ......................................  .75%
     Small Capitalization Portfolio .................................  .85
     Balanced Portfolio .............................................  .75
     MidCap Growth Portfolio ........................................  .80
     Capital Appreciation Portfolio .................................  .85
     Money Market Portfolio .........................................  .50

(b) DISTRIBUTION FEES: Class B Shares--The Fund has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the ODistributorO), for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2002, such excess carried forward was approximately $19,521,000, $15,928,000, $5,526,000, $7,914,000 and $25,982,000 for Class B shares of the
LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) SALES CHARGES: The purchases and sales of shares of the Portfolios, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 2002, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $240,000 and $2,794,455, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


(d) BROKERAGE COMMISSIONS: During the six months ended April 30, 2002, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the Distributor commissions of $1,714,630, $250,609, $396,827, $1,700,627, and $1,497,756, respectively, in connection with securities transactions.

(e) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. (OAlger ServicesO), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 2002, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $802,900, $434,500, $196,585, $553,424, $1,137,850 and
$208,900, respectively, for services provided by Alger Services. In addition, during the six months ended April 30, 2002, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $314,145, $30,272, $132,611, $232,481, $294,032 and
$70,345, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(f) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of each Portfolio's average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4 -- Securities Transactions:

     The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 2002 :

                                                     Purchases         Sales
                                                   ------------   --------------
LargeCap Growth Portfolio ......................   $862,912,420   $  899,779,117
Small Capitalization Portfolio .................    149,676,351      159,674,187
Balanced Portfolio .............................    284,547,468      255,060,217
MidCap Growth Portfolio ........................    984,154,460    1,051,339,560
Capital Appreciation Portfolio .................    821,960,126      827,407,822


     Options transactions were as follows:

Capital Appreciation Portfolio

                                                     Number of       Amount of
                                                     Contracts       Premiums
                                                   ------------    ------------
Call options written ...........................            500    $    113,498
Call options exercised .........................           (500)       (113,498)
                                                   ------------    ------------
Call options outstanding at April 30, 2002 .....              0    $          0
                                                   ============    ============
NOTE 5 -- Lines of Credit:

     The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes. Loans outstanding on April 30, 2002 had an interest rate of 2.44%.

     The Capital Appreciation Portfolio may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2002, the Capital Appreciation Portfolio had borrowings which averaged $1,316,298 at a weighted average interest rate of 2.32%.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 6 -- Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                               For the six months ended               For the year ended
                                                    April 30, 2002                     October 31, 2001
                                                Shares           Amount            Shares            Amount
                                           --------------    --------------    --------------    --------------
Alger LargeCap Growth Portfolio
 Class A:
  Shares sold ..........................      118,190,578    $1,179,234,714       162,527,138    $1,830,805,578
  Shares converted from Class B ........          969,427         9,465,459         1,744,902        19,313,841
  Dividends reinvested .................               --                --         1,455,788        17,178,299
  Shares redeemed ......................     (116,913,258)   (1,166,107,061)     (164,368,986)   (1,859,646,946)
                                           --------------    --------------    --------------    --------------
  Net increase .........................        2,246,747    $   22,593,112         1,358,842    $    7,650,772
                                           ==============    ==============    ==============    ==============
 Class B:
  Shares sold ..........................       23,320,934    $  222,795,560       113,158,724    $1,222,173,474
  Dividends reinvested .................               --                --         5,101,144        57,744,954
  Shares converted to Class A ..........       (1,019,675)       (9,465,459)       (1,824,694)      (19,313,841)
  Shares redeemed ......................      (32,848,101)     (314,920,192)     (118,417,762)   (1,271,372,944)
                                           --------------    --------------    --------------    --------------
  Net decrease .........................      (10,546,842)   $ (101,590,091)       (1,982,588)   $  (10,768,357)
                                           ==============    ==============    ==============    ==============
 Class C:
  Shares sold ..........................        1,406,068    $   13,347,194         3,079,453    $   33,423,162
  Dividends reinvested .................               --                --           395,810         4,476,606
  Shares redeemed ......................       (1,152,861)      (10,907,974)       (2,907,126)      (30,115,675)
                                           --------------    --------------    --------------    --------------
  Net increase .........................          253,207    $    2,439,220           568,137    $    7,784,093
                                           ==============    ==============    ==============    ==============
Alger Small Capitalization Portfolio
 Class A:
  Shares sold ..........................       74,215,537    $  277,325,605       198,728,297    $  882,271,963
  Shares converted from Class B ........        1,798,857         6,792,512         5,644,043        27,015,364
  Dividends reinvested .................               --                --         3,184,639        17,611,053
  Shares redeemed ......................      (76,339,076)     (285,990,035)     (202,098,063)     (904,356,750)
                                           --------------    --------------    --------------    --------------
  Net increase (decrease) ..............         (324,682)   $   (1,871,918)        5,458,916    $   22,541,630
                                           ==============    ==============    ==============    ==============
 Class B:
  Shares sold ..........................        6,954,148        24,764,500        22,841,143    $   95,596,070
  Dividends reinvested .................               --                --        12,370,011        65,313,656
  Shares converted to Class A ..........       (1,900,020)       (6,792,512)       (5,922,135)      (27,015,364)
  Shares redeemed ......................      (10,004,796)      (35,763,984)      (28,588,548)     (120,761,077)
                                           --------------    --------------    --------------    --------------
  Net increase (decrease) ..............       (4,950,668)   $  (17,791,996)          700,471    $   13,133,285
                                           ==============    ==============    ==============    ==============
 Class C:
  Shares sold ..........................          305,464    $    1,100,841           240,494    $    1,131,896
  Dividends reinvested .................               --                --           401,376         2,119,264
  Shares redeemed ......................         (201,156)         (722,772)         (683,960)       (3,057,492)
                                           --------------    --------------    --------------    --------------
  Net increase (decrease) ..............          104,308    $      378,069           (42,090)   $      193,668
                                           ==============    ==============    ==============    ==============

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                               For the six months ended               For the year ended
                                                    April 30, 2002                     October 31, 2001
                                               Shares            Amount            Shares            Amount
                                           --------------    --------------    --------------    --------------
Alger Balanced Portfolio
 Class A:
  Shares sold ..........................        5,595,076    $  104,279,511         6,768,510    $  132,115,149
  Shares converted from Class B ........           42,043           772,232            89,153         1,743,871
  Dividends reinvested .................          119,803         2,245,115            50,567         1,011,849
  Shares redeemed ......................       (5,540,539)     (103,340,811)       (5,876,424)     (113,546,080)
                                           --------------    --------------    --------------    --------------
  Net increase .........................          216,383    $    3,956,047         1,031,806    $   21,324,789
                                           ==============    ==============    ==============    ==============
 Class B:
  Shares sold ..........................        1,964,575    $   36,142,346         7,906,564    $  152,560,732
  Dividends reinvested .................          110,294         2,028,302            59,494         1,166,087
  Shares converted to Class A ..........          (42,940)         (772,232)          (91,355)       (1,743,871)
  Shares redeemed ......................       (1,382,885)      (25,436,915)       (5,478,908)     (104,552,368)
                                           --------------    --------------    --------------    --------------
  Net increase .........................          649,044    $   11,961,501         2,395,795    $   47,430,580
                                           ==============    ==============    ==============    ==============
 Class C:
  Shares sold ..........................          690,983    $   12,735,536         2,014,351    $   39,232,676
  Dividends reinvested .................           39,698           732,826            20,669           406,567
  Shares redeemed ......................         (537,289)       (9,851,490)       (1,271,687)      (24,000,107)
                                           --------------    --------------    --------------    --------------
  Net increase .........................          193,392    $    3,616,872           763,333    $   15,639,136
                                           ==============    ==============    ==============    ==============
Alger MidCap Growth Portfolio
 Class A:
  Shares sold ..........................      221,603,460    $1,625,679,215       270,656,811    $2,080,103,823
  Shares converted from Class B ........        1,299,261         9,637,120         1,583,901        12,360,222
  Dividends reinvested .................               --                --         1,711,048        13,585,724
  Shares redeemed ......................     (215,552,636)   (1,585,376,155)     (265,578,828)   (2,045,227,353)
                                           --------------    --------------    --------------    --------------
  Net increase .........................        7,350,085    $   49,940,180         8,372,932    $   60,822,416
                                           ==============    ==============    ==============    ==============
 Class B:
  Shares sold ..........................       33,658,687    $  235,247,482        59,173,020    $  453,904,946
  Dividends reinvested .................               --                --         7,947,406        60,320,808
  Shares converted to Class A ..........       (1,371,394)       (9,637,120)       (1,661,494)      (12,360,222)
  Shares redeemed ......................      (44,543,460)     (313,873,325)      (54,994,107)     (414,381,042)
                                           --------------    --------------    --------------    --------------
  Net increase (decrease) ..............      (12,256,167)   $  (88,262,963)       10,464,825    $   87,484,490
                                           ==============    ==============    ==============    ==============
 Class C:
  Shares sold ..........................        3,034,564    $   21,166,936         6,129,849    $   46,967,325
  Dividends reinvested .................               --                --           812,983         6,162,412
  Shares redeemed ......................       (1,991,677)      (13,771,295)       (4,033,062)      (29,647,378)
                                           --------------    --------------    --------------    --------------
  Net increase .........................        1,042,887    $    7,395,641         2,909,770    $   23,482,359
                                           ==============    ==============    ==============    ==============

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Continued)

                                               For the six months ended               For the year ended
                                                    April 30, 2002                     October 31, 2001
                                               Shares            Amount            Shares            Amount
                                           --------------    --------------    --------------    --------------
Alger Capital Appreciation Portfolio
 Class A:
   Shares sold .........................      142,875,688    $1,237,951,309       151,270,242    $1,527,584,316
   Shares converted from Class B .......          447,442         3,853,075           642,324         6,213,185
   Dividends reinvested ................               --                --           877,332         9,791,019
   Shares redeemed .....................     (144,790,213)   (1,252,105,042)     (158,003,028)   (1,608,108,893)
                                           --------------    --------------    --------------    --------------
  Net decrease .........................       (1,467,083)   $  (10,300,658)       (5,213,130)   $  (64,520,373)
                                           ==============    ==============    ==============    ==============
 Class B:
   Shares sold .........................       16,408,583    $  136,153,913        59,832,435    $  613,455,067
   Dividends reinvested ................               --                --         3,314,857        35,701,014
   Shares converted to Class A .........         (467,392)       (3,853,075)         (667,378)       (6,213,185)
   Shares redeemed .....................      (21,267,779)     (176,386,725)      (70,576,090)     (704,737,305)
                                           --------------    --------------    --------------    --------------
   Net decrease ........................       (5,326,588)   $  (44,085,887)       (8,096,176)   $  (61,794,409)
                                           ==============    ==============    ==============    ==============
 Class C:
  Shares sold ..........................        2,907,632    $   24,125,408        10,635,925    $  104,323,214
  Dividends reinvested .................               --                --           575,854         6,196,182
  Shares redeemed ......................       (4,144,072)      (34,444,094)      (12,765,556)     (120,927,216)
                                           --------------    --------------    --------------    --------------
   Net decrease ........................       (1,236,440)   $  (10,318,686)       (1,553,777)   $  (10,407,820)
                                           ==============    ==============    ==============    ==============
Alger Money Market Portfolio
  Shares sold ..........................    4,380,699,644    $4,380,699,644     7,934,516,620    $7,934,516,620
  Dividends reinvested .................        1,254,283         1,254,283        11,070,046        11,070,046
  Shares redeemed ......................   (4,547,064,936)   (4,547,064,936)   (7,776,379,195)   (7,776,379,195)
                                           --------------    --------------    --------------    --------------
  Net  increase (decrease) .............     (165,111,009)   $ (165,111,009)      169,207,471    $  169,207,471
                                           ==============    ==============    ==============    ==============

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

NOTE 7 -- Distributions to Shareholders:

     The tax character of distributions paid during the six months ended April 30, 2002 and the year ended October 31, 2001 was:

                                                          Six           Year
                                                        Months          Ended
                                                    Ended April 30,  October 31,
                                                         2002           2001
                                                      -----------    -----------
LargeCap Growth Portfolio
Distributions paid from:
  Ordinary Income ................................             --             --
  Long-term capital gain .........................             --    $83,789,906
                                                      -----------    -----------
  Total distributions paid .......................             --    $83,789,906
                                                      ===========    ===========
Small Capitalization Portfolio
Distributions paid from:
  Ordinary Income ................................             --             --
  Long-term capital gain .........................             --    $89,710,890
                                                      -----------    -----------
  Total distributions paid .......................             --    $89,710,890
                                                      ===========    ===========
Balanced Portfolio
Distributions paid from:
  Ordinary Income ................................    $ 5,390,585    $ 2,759,406
  Long-term capital gain .........................             --             --
                                                      -----------    -----------
  Total distributions paid .......................    $ 5,390,585    $ 2,759,406
                                                      ===========    ===========
MidCap Growth Portfolio
Distributions paid from:
  Ordinary Income ................................             --    $49,618,161
  Long-term capital gain .........................             --     35,887,806
                                                      -----------    -----------
  Total distributions paid .......................             --    $85,505,967
                                                      ===========    ===========
Capital Appreciation Portfolio
Distributions paid from:
  Ordinary Income ................................             --             --
  Long-term capital gain .........................             --    $54,532,243
                                                      -----------    -----------
  Total distributions paid .......................             --    $54,532,243
                                                      ===========    ===========
Money Market Portfolio
Distributions paid from:
  Ordinary Income ................................    $ 1,632,322    $13,438,710
  Long-term capital gain .........................             --             --
                                                      -----------    -----------
  Total distributions paid .......................    $ 1,632,322    $13,438,710
                                                      ===========    ===========

     As of April 30, 2002 the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Portfolio
  Undistributed ordinary income ................................             --
  Undistributed long-term gain .................................             --
  Capital loss carryforward ....................................  $(201,820,000)
  Unrealized appreciation (depreciation) .......................     (9,302,515)

Small Capitalization Portfolio
  Undistributed ordinary income ................................             --
  Undistributed long-term gain .................................             --
  Capital loss carryforward ....................................  $(161,872,000)
  Unrealized appreciation (depreciation) .......................     15,729,131

Balanced Portfolio
  Undistributed ordinary income ................................  $     823,028
  Undistributed long-term gain .................................             --
  Capital loss carryforward ....................................    (43,444,000)
  Unrealized appreciation (depreciation) .......................        280,475

MidCap Growth Portfolio
  Undistributed ordinary income ................................             --
  Undistributed long-term gain .................................             --
  Capital loss carryforward ....................................  $ (68,530,000)
  Unrealized appreciation (depreciation) .......................     27,394,554

Capital Appreciation Portfolio
  Undistributed ordinary income ................................             --
  Undistributed long-term gain .................................             --
  Capital loss carryforward ....................................  $(524,202,000)
  Unrealized appreciation (depreciation) .......................     20,067,232

Money Market Portfolio
  Undistributed ordinary income ................................             --
  Undistributed long-term gain .................................             --
  Capital loss carryforward ....................................  $    (296,000)
  Unrealized appreciation (depreciation) .......................             --

     The difference between book basis and tax-basis undistributed long-term gain is attributable primarily to the tax deferral of losses on wash sales and net short-term capital gains taxed as ordinary income.

THE ALGER FUND

111 Fifth Avenue
2nd Floor
New York, NY 10003
(800) 992-3863
www.algerfund.com

BOARD OF TRUSTEES

Fred M. Alger, Chairman
James P. Connelly, Jr., Vice Chairman
Charles F. Baird, Jr.
Roger P. Cheever
Dan C. Chung
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White

INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
2nd Floor
New York, NY 10003

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302

This report is submitted for the general information of the shareholders of The Alger Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

REP42

                                                                  THE ALGER FUND




                                                 ALGER LARGECAP GROWTH PORTFOLIO
                                            ALGER SMALL CAPITALIZATION PORTFOLIO

                                                        ALGER BALANCED PORTFOLIO
                                                   ALGER MIDCAP GROWTH PORTFOLIO

                                            ALGER CAPITAL APPRECIATION PORTFOLIO
                                                    ALGER MONEY MARKET PORTFOLIO




                                                              SEMI-ANNUAL REPORT
                                                                  APRIL 30, 2002
                                                                     (UNAUDITED)


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